UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2011*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund. The remaining series of the Registrant, MFS Equity Opportunities Fund (formerly MFS Sector Rotational Fund), has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund

MFS® Lifetime® 2010 Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2050 Fund

SEMIANNUAL REPORT

October 31, 2011

LTF-SEM

MFS® LIFETIME FUNDS

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (1-202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Retirement Income Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	22.0%
MFS Limited Maturity Fund	19.9%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Global Bond Fund	4.9%
MFS Research Fund	4.1%
MFS Value Fund	4.0%
MFS Growth Fund	4.0%
MFS Mid Cap Value Fund	3.0%
MFS Mid Cap Growth Fund	3.0%
MFS High Income Fund	3.0%
MFS Research International Fund	3.0%
MFS Absolute Return Fund	2.0%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS International Growth Fund	1.0%
MFS Commodity Strategy Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS International Value Fund	1.0%
Cash & Other Net Assets (o)	0.0%

MFS Lifetime 2010 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	22.0%
MFS Limited Maturity Fund	19.8%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Bond Fund	4.9%
MFS Research Fund	4.1%
MFS Value Fund	4.1%
MFS Growth Fund	4.0%
MFS Mid Cap Value Fund	3.1%
MFS Mid Cap Growth Fund	3.1%
MFS High Income Fund	3.0%
MFS Research International Fund	3.0%
MFS Absolute Return Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS International Growth Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Commodity Strategy Fund	1.0%
MFS International Value Fund	1.0%
Cash & Other Net Assets (o)	0.0%

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	12.8%
MFS Government Securities Fund	9.8%
MFS Research Fund	7.7%
MFS Value Fund	7.7%
MFS Growth Fund	7.6%
MFS Mid Cap Value Fund	6.5%
MFS Mid Cap Growth Fund	6.5%
MFS Inflation-Adjusted Bond Fund	6.0%
MFS Research International Fund	5.6%
MFS High Income Fund	5.0%
MFS Global Bond Fund	4.9%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	2.8%
MFS International Value Fund	2.8%
MFS Commodity Strategy Fund	2.6%
MFS Limited Maturity Fund	2.0%
MFS Global Real Estate Fund	1.8%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.4%
MFS Absolute Return Fund	1.2%
MFS International New Discovery Fund	0.8%
Cash & Other Net Assets (o)	0.0%

(o)	Less than 0.1%.

Percentages are based on net assets as of 10/31/11.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	11.5%
MFS Growth Fund	11.4%
MFS Mid Cap Value Fund	9.4%
MFS Mid Cap Growth Fund	9.4%
MFS Research Fund	8.1%
MFS Research International Fund	7.3%
MFS International Growth Fund	5.8%
MFS International Value Fund	5.7%
MFS Commodity Strategy Fund	4.4%
MFS Inflation-Adjusted Bond Fund	4.0%
MFS Global Real Estate Fund	3.8%
MFS High Income Fund	3.0%
MFS International New Discovery Fund	2.8%
MFS Research Bond Fund	2.8%
MFS Global Bond Fund	2.3%
MFS New Discovery Fund	2.2%
MFS New Discovery Value Fund	2.2%
MFS Emerging Markets Debt Fund	1.8%
MFS Emerging Markets Equity Fund	1.4%
MFS Absolute Return Fund	0.6%
Cash & Other Net Assets	0.1%

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Growth Fund	12.0%
MFS Value Fund	12.0%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	10.0%
MFS Research Fund	8.0%
MFS Research International Fund	7.9%
MFS International Growth Fund	7.0%
MFS International Value Fund	6.9%
MFS Commodity Strategy Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	3.9%
MFS New Discovery Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Research Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets	0.1%

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Growth Fund	11.8%
MFS Value Fund	11.8%
MFS Mid Cap Growth Fund	9.8%
MFS Mid Cap Value Fund	9.8%
MFS Research Fund	7.9%
MFS Research International Fund	7.8%
MFS International Growth Fund	6.9%
MFS International Value Fund	6.9%
MFS Global Real Estate Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	3.9%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Research Bond Fund	2.4%
MFS New Discovery Value Fund	2.4%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets	1.8%

Percentages are based on net assets as of 10/31/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, May 1, 2011 through October 31, 2011

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2011 through October 31, 2011.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME RETIREMENT INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/11	Ending Account Value 10/31/11	Expenses Paid During Period (p) 5/01/11-10/31/11
A	Actual	0.25%	$1,000.00	$995.28	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$990.70	$5.00
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$991.57	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$995.64	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$990.70	$5.00
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$993.17	$2.51
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$995.28	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$996.54	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

MFS LIFETIME 2010 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/11	Ending Account Value 10/31/11	Expenses Paid During Period (p) 5/01/11-10/31/11
A	Actual	0.25%	$1,000.00	$995.03	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$990.82	$5.00
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$990.73	$5.00
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$995.88	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$990.74	$5.00
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$993.32	$2.51
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$994.21	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$995.87	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/11	Ending Account Value 10/31/11	Expenses Paid During Period (p) 5/01/11-10/31/11
A	Actual	0.25%	$1,000.00	$958.66	$1.23
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$955.73	$4.92
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$955.38	$4.92
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$960.55	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$955.65	$4.92
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$957.54	$2.46
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$958.69	$1.23
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$960.52	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/11	Ending Account Value 10/31/11	Expenses Paid During Period (p) 5/01/11-10/31/11
A	Actual	0.25%	$1,000.00	$917.47	$1.20
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$914.82	$4.81
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$913.70	$4.81
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$918.64	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$914.01	$4.81
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$915.93	$2.41
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$917.33	$1.20
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$918.56	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/11	Ending Account Value 10/31/11	Expenses Paid During Period (p) 5/01/11-10/31/11
A	Actual	0.25%	$1,000.00	$905.39	$1.20
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$901.33	$4.78
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$901.43	$4.78
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$906.77	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$902.50	$4.78
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$903.92	$2.39
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$905.39	$1.20
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$906.69	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/11	Ending Account Value 10/31/11	Expenses Paid During Period (p) 5/01/11-10/31/11
A	Actual	0.25%	$1,000.00	$907.29	$1.20
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$903.81	$4.79
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$902.99	$4.78
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$908.26	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$903.81	$4.79
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$905.63	$2.40
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$907.36	$1.20
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$908.26	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/11 (unaudited)

These Portfolios of Investments are a complete list of all securities owned by the funds. They are categorized by broad-based asset classes.

MFS LIFETIME RETIREMENT INCOME FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class I	251,312	$2,467,888
MFS Commodity Strategy Fund - Class I	101,506	1,244,460
MFS Emerging Markets Debt Fund - Class I	84,541	1,242,756
MFS Global Bond Fund - Class I	562,364	6,152,257
MFS Global Real Estate Fund - Class I	95,809	1,262,767
MFS Government Securities Fund - Class I	1,177,752	12,378,172
MFS Growth Fund - Class I (a)	112,113	4,958,768
MFS High Income Fund - Class I	1,105,368	3,736,142
MFS Inflation-Adjusted Bond Fund - Class I	1,099,454	12,401,836
MFS International Growth Fund - Class I	50,331	1,253,233
MFS International Value Fund - Class I	47,957	1,229,614
MFS Limited Maturity Fund - Class I	4,055,031	24,735,692
MFS Mid Cap Growth Fund - Class I (a)	408,813	3,744,723
MFS Mid Cap Value Fund - Class I	287,504	3,763,421
MFS New Discovery Fund - Class I	53,786	1,283,877
MFS New Discovery Value Fund - Class I (a)	142,047	1,278,423
MFS Research Bond Fund - Class I	2,546,407	27,272,022
MFS Research Fund - Class I	196,870	5,010,333
MFS Research International Fund - Class I	251,329	3,719,667
MFS Value Fund - Class I	221,607	4,999,456
Total Underlying Affiliated Funds (Identified Cost, $114,886,135)		$124,135,507

Money Market Funds (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	8	$8
Total Investments (Identified Cost, $114,886,143)		$124,135,515

Other Assets, Less Liabilities - 0.0%		46,725
Net Assets - 100.0%		$124,182,240

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2010 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class I	123,922	$1,216,912
MFS Commodity Strategy Fund - Class I	50,783	622,599
MFS Emerging Markets Debt Fund - Class I	42,435	623,793
MFS Global Bond Fund - Class I	277,391	3,034,658
MFS Global Real Estate Fund - Class I	47,876	631,000
MFS Government Securities Fund - Class I	580,140	6,097,274
MFS Growth Fund - Class I (a)	56,480	2,498,105
MFS High Income Fund - Class I	556,749	1,881,812
MFS Inflation-Adjusted Bond Fund - Class I	546,255	6,161,752
MFS International Growth Fund - Class I	25,187	627,156
MFS International Value Fund - Class I	23,998	615,310
MFS Limited Maturity Fund - Class I	2,003,300	12,220,128
MFS Mid Cap Growth Fund - Class I (a)	205,581	1,883,122
MFS Mid Cap Value Fund - Class I	144,153	1,886,959
MFS New Discovery Fund - Class I	26,643	635,974
MFS New Discovery Value Fund - Class I (a)	70,517	634,653
MFS Research Bond Fund - Class I	1,265,186	13,550,146
MFS Research Fund - Class I	98,824	2,515,069
MFS Research International Fund - Class I	126,138	1,866,844
MFS Value Fund - Class I	111,375	2,512,619
Total Underlying Affiliated Funds (Identified Cost, $54,158,324)		$61,715,885

Money Market Funds (v) - 0.1%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	95,038	$95,038
Total Investments (Identified Cost, $54,253,362)		$61,810,923

Other Assets, Less Liabilities - (0.1)%		(75,034)
Net Assets - 100.0%		$61,735,889

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2020 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class I	166,852	$1,638,487
MFS Commodity Strategy Fund - Class I	292,387	3,584,662
MFS Emerging Markets Debt Fund - Class I	283,739	4,170,969
MFS Global Bond Fund - Class I	617,902	6,759,851
MFS Global Real Estate Fund - Class I	193,176	2,546,060
MFS Government Securities Fund - Class I	1,292,465	13,583,807
MFS Growth Fund - Class I (a)	240,143	10,621,505
MFS High Income Fund - Class I	2,068,724	6,992,287
MFS Inflation-Adjusted Bond Fund - Class I	735,350	8,294,745
MFS International Growth Fund - Class I	158,644	3,950,247
MFS International New Discovery Fund - Class I	52,330	1,105,739
MFS International Value Fund - Class I	149,384	3,830,214
MFS Limited Maturity Fund - Class I	465,812	2,841,451
MFS Mid Cap Growth Fund - Class I (a)	980,487	8,981,257
MFS Mid Cap Value Fund - Class I	690,352	9,036,709
MFS New Discovery Fund - Class I	84,423	2,015,170
MFS New Discovery Value Fund - Class I (a)	223,678	2,013,106
MFS Research Bond Fund - Class I	1,669,411	17,879,393
MFS Research Fund - Class I	421,898	10,737,291
MFS Research International Fund - Class I	528,432	7,820,793
MFS Value Fund - Class I	475,274	10,722,184
Total Underlying Affiliated Funds (Identified Cost, $124,578,665)		$139,125,927

Money Market Funds (v) - 0.1%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	111,446	$111,446
Total Investments (Identified Cost, $124,690,111)		$139,237,373

Other Assets, Less Liabilities - (0.1)%		(107,199)
Net Assets - 100.0%		$139,130,174

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2030 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class I	62,913	$617,808
MFS Commodity Strategy Fund - Class I	374,600	4,592,600
MFS Emerging Markets Debt Fund - Class I	128,926	1,895,210
MFS Emerging Markets Equity Fund - Class I	48,044	1,481,205
MFS Global Bond Fund - Class I	225,732	2,469,504
MFS Global Real Estate Fund - Class I	303,908	4,005,504
MFS Growth Fund - Class I (a)	270,197	11,950,821
MFS High Income Fund - Class I	942,263	3,184,850
MFS Inflation-Adjusted Bond Fund - Class I	369,076	4,163,178
MFS International Growth Fund - Class I	244,549	6,089,280
MFS International New Discovery Fund - Class I	137,779	2,911,277
MFS International Value Fund - Class I	232,585	5,963,475
MFS Mid Cap Growth Fund - Class I (a)	1,079,863	9,891,542
MFS Mid Cap Value Fund - Class I	755,963	9,895,549
MFS New Discovery Fund - Class I	98,101	2,341,673
MFS New Discovery Value Fund - Class I (a)	259,711	2,337,396
MFS Research Bond Fund - Class I	271,150	2,904,018
MFS Research Fund - Class I	331,151	8,427,799
MFS Research International Fund - Class I	521,872	7,723,706
MFS Value Fund - Class I	531,726	11,995,735
Total Underlying Affiliated Funds (Identified Cost, $93,473,866)		$104,842,130

Money Market Funds (v) - 0.1%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	68,449	$68,449
Total Investments (Identified Cost, $93,542,315)		$104,910,579

Other Assets, Less Liabilities - (0.0)%		(10,838)
Net Assets - 100.0%		$104,899,741

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2040 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class I	296,685	$3,637,360
MFS Emerging Markets Equity Fund - Class I	47,271	1,457,374
MFS Global Real Estate Fund - Class I	275,853	3,635,746
MFS Growth Fund - Class I (a)	196,137	8,675,119
MFS Inflation-Adjusted Bond Fund - Class I	162,242	1,830,087
MFS International Growth Fund - Class I	202,239	5,035,754
MFS International New Discovery Fund - Class I	135,350	2,859,947
MFS International Value Fund - Class I	194,495	4,986,843
MFS Mid Cap Growth Fund - Class I (a)	790,021	7,236,595
MFS Mid Cap Value Fund - Class I	551,994	7,225,602
MFS New Discovery Fund - Class I	76,479	1,825,545
MFS New Discovery Value Fund - Class I (a)	201,857	1,816,714
MFS Research Bond Fund - Class I	170,665	1,827,818
MFS Research Fund - Class I	227,352	5,786,104
MFS Research International Fund - Class I	385,419	5,704,198
MFS Value Fund - Class I	384,158	8,666,601
Total Underlying Affiliated Funds (Identified Cost, $63,195,595)		$72,207,407

Money Market Funds (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	2	$2
Total Investments (Identified Cost, $63,195,597)		$72,207,409

Other Assets, Less Liabilities - 0.1%		37,503
Net Assets - 100.0%		$72,244,912

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2050 FUND

Underlying Affiliated Funds - 98.2%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class I	10,463	$128,272
MFS Emerging Markets Equity Fund - Class I	1,664	51,309
MFS Global Real Estate Fund - Class I	9,733	128,284
MFS Growth Fund - Class I (a)	6,960	307,852
MFS Inflation-Adjusted Bond Fund - Class I	5,686	64,136
MFS International Growth Fund - Class I	7,212	179,587
MFS International New Discovery Fund - Class I	4,857	102,617
MFS International Value Fund - Class I	7,004	179,592
MFS Mid Cap Growth Fund - Class I (a)	28,007	256,544
MFS Mid Cap Value Fund - Class I	19,599	256,544
MFS New Discovery Fund - Class I	2,687	64,136
MFS New Discovery Value Fund - Class I (a)	7,126	64,136
MFS Research Bond Fund - Class I	5,988	64,136
MFS Research Fund - Class I	8,064	205,235
MFS Research International Fund - Class I	13,867	205,235
MFS Value Fund - Class I	13,646	307,844
Total Underlying Affiliated Funds (Identified Cost, $2,445,667)		$2,565,459

Money Market Funds (v) - 0.2%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value	6,377	$6,377
Total Investments (Identified Cost, $2,452,044)		$2,571,836

Other Assets, Less Liabilities - 1.6%		41,851
Net Assets - 100.0%		$2,613,687

Portfolio Footnotes:

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 10/31/11 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $114,886,143, $54,253,362, $124,690,111, $93,542,315, $63,195,597, and $2,452,044 respectively)	$124,135,515	$61,810,923	$139,237,373	$104,910,579	$72,207,409	$2,571,836
Receivables for
Investments sold	—	296,319	216,345	337,642	133,998	2,863
Fund shares sold	1,229,390	166,110	161,691	200,943	413,878	92,032
Receivable from investment adviser	29,335	20,907	24,983	23,632	22,333	35,904
Other assets	—	—	3	—	—	15,460
Total assets	$125,394,240	$62,294,259	$139,640,395	$105,472,796	$72,777,618	$2,718,095

Liabilities
Payable to custodian	$319,109	$—	$—	$—	$48,783	$—
Payables for
Distributions	26,777	—	—	—	—	—
Investments purchased	782,003	228,054	197,316	190,640	273,719	95,419
Fund shares reacquired	74,908	323,301	299,602	372,512	203,728	5,606
Payable to affiliates
Shareholder servicing costs	1,249	3,473	5,672	4,267	2,456	3,209
Distribution and service fees	7,919	3,508	7,615	5,616	4,008	135
Payable for independent Trustees’ compensation	8	9	7	10	5	11
Accrued expenses and other liabilities	27	25	9	10	7	28
Total liabilities	$1,212,000	$558,370	$510,221	$573,055	$532,706	$104,408
Net assets	$124,182,240	$61,735,889	$139,130,174	$104,899,741	$72,244,912	$2,613,687

Net assets consist of
Paid-in capital	$116,856,668	$56,347,757	$134,391,287	$103,888,060	$69,736,213	$2,678,890
Unrealized appreciation (depreciation) on investments	9,249,372	7,557,561	14,547,262	11,368,264	9,011,812	119,792
Accumulated net realized gain (loss) on investments	(1,958,748)	(3,187,913)	(11,277,547)	(10,621,554)	(6,488,882)	(185,495)
Accumulated undistributed (distributions in excess of) net investment income	34,948	1,018,484	1,469,172	264,971	(14,231)	500
Net assets	$124,182,240	$61,735,889	$139,130,174	$104,899,741	$72,244,912	$2,613,687

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Net assets
Class A	$47,376,688	$13,704,881	$28,366,228	$15,880,017	$10,310,752	$478,737
Class B	6,901,335	2,612,200	5,291,345	3,657,006	2,199,971	164,829
Class C	43,136,183	5,947,823	10,177,253	5,639,032	4,403,940	190,111
Class I	5,103,394	550,908	1,445,133	3,082,798	2,904,104	267,563
Class R1	2,928,534	4,780,331	8,872,763	6,493,013	5,003,804	132,551
Class R2	12,169,984	27,313,061	64,980,855	51,854,519	39,214,754	1,115,665
Class R3	6,275,475	5,797,414	18,605,703	17,554,942	7,526,323	142,370
Class R4	290,647	1,029,271	1,390,894	738,414	681,264	121,861
Total net assets	$124,182,240	$61,735,889	$139,130,174	$104,899,741	$72,244,912	$2,613,687

Shares of beneficial interest outstanding
Class A	4,258,205	1,141,312	2,547,656	1,520,031	1,006,682	43,673
Class B	620,116	220,101	480,538	354,832	216,856	15,128
Class C	3,876,692	505,961	931,798	549,181	437,577	17,450
Class I	458,455	45,619	129,006	293,472	281,701	24,348
Class R1	263,018	406,244	807,502	629,833	496,108	12,166
Class R2	1,093,113	2,295,419	5,879,840	5,009,136	3,858,552	101,990
Class R3	563,865	482,664	1,669,831	1,683,402	734,948	12,984
Class R4	26,090	85,331	124,301	70,373	66,136	11,091
Total shares of beneficial interest outstanding	11,159,554	5,182,651	12,570,472	10,110,260	7,098,560	238,830

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$11.13	$12.01	$11.13	$10.45	$10.24	$10.96
Offering price per share (100 / 94.25 x net asset value per share)	$11.81	$12.74	$11.81	$11.09	$10.86	$11.63

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$11.13	$11.87	$11.01	$10.31	$10.14	$10.90

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$11.13	$11.76	$10.92	$10.27	$10.06	$10.89

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.13	$12.08	$11.20	$10.50	$10.31	$10.99

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.13	$11.77	$10.99	$10.31	$10.09	$10.90

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.13	$11.90	$11.05	$10.35	$10.16	$10.94

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.13	$12.01	$11.14	$10.43	$10.24	$10.97

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.14	$12.06	$11.19	$10.49	$10.30	$10.99

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 10/31/11 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Net investment income (loss)
Dividends from underlying affiliated funds	$1,467,041	$807,952	$1,316,832	$456,657	$161,689	$6,936
Expenses
Distribution and service fees	$318,518	$158,972	$338,738	$248,865	$175,530	$6,419
Shareholder servicing costs	7,218	9,782	17,975	16,352	11,670	1,331
Administrative services fee	8,823	8,823	8,823	8,823	8,823	8,823
Independent Trustees’ compensation	2,088	1,957	3,324	2,069	1,982	813
Custodian fee	10,108	5,551	7,231	6,648	6,166	4,634
Shareholder communications	4,197	5,049	5,529	5,215	5,011	1,208
Auditing fees	15,491	15,491	15,491	15,491	15,491	12,274
Legal fees	729	454	1,064	774	525	49
Registration fees	65,698	54,750	58,878	56,377	54,929	44,812
Miscellaneous	7,514	6,930	8,018	7,498	7,044	5,916
Total expenses	$440,384	$267,759	$465,071	$368,112	$287,171	$86,279
Fees paid indirectly	—	—	—	—	(1)	(1)
Reduction of expenses by investment adviser	(121,219)	(108,449)	(125,581)	(118,679)	(111,250)	(79,842)
Net expenses	$319,165	$159,310	$339,490	$249,433	$175,920	$6,436
Net investment income (loss)	$1,147,876	$648,642	$977,342	$207,224	$(14,231)	$500

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions from underlying affiliated funds	$659,655	$768,565	$940,172	$460,837	$245,900	$(192,539)
Capital gain distributions from underlying affiliated funds	12,430	7,315	31,228	49,748	43,693	2,209
Net realized gain (loss) on investments	$672,085	$775,880	$971,400	$510,585	$289,593	$(190,330)
Change in unrealized appreciation (depreciation)
Investments	$(2,315,233)	$(1,802,126)	$(7,769,912)	$(9,820,114)	$(7,444,335)	$(250,364)
Net realized and unrealized gain (loss) on investments	$(1,643,148)	$(1,026,246)	$(6,798,512)	$(9,309,529)	$(7,154,742)	$(440,694)
Change in net assets from operations	$(495,272)	$(377,604)	$(5,821,170)	$(9,102,305)	$(7,168,973)	$(440,194)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 10/31/11 (unaudited)	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Change in net assets

From operations
Net investment income (loss)	$1,147,876	$648,642	$977,342	$207,224	$(14,231)	$500
Net realized gain (loss) on investments	672,085	775,880	971,400	510,585	289,593	(190,330)
Net unrealized gain (loss) on investments	(2,315,233)	(1,802,126)	(7,769,912)	(9,820,114)	(7,444,335)	(250,364)
Change in net assets from operations	$(495,272)	$(377,604)	$(5,821,170)	$(9,102,305)	$(7,168,973)	$(440,194)

Distributions declared to shareholders
From net investment income	$(1,079,565)	$—	$—	$—	$—	$—
Change in net assets from fund share transactions	$24,122,327	$5,045,147	$9,416,124	$12,056,025	$8,280,657	$214,675
Total change in net assets	$22,547,490	$4,667,543	$3,594,954	$2,953,720	$1,111,684	$(225,519)

Net assets
At beginning of period	101,634,750	57,068,346	135,535,220	101,946,021	71,133,228	2,839,206
At end of period	$124,182,240	$61,735,889	$139,130,174	$104,899,741	$72,244,912	$2,613,687
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$34,948	$1,018,484	$1,469,172	$264,971	$(14,231)	$500

Year ended 4/30/11	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund (c)
Change in net assets

From operations
Net investment income	$1,768,738	$1,204,475	$1,932,958	$749,242	$363,466	$16,970
Net realized gain (loss) on investments	112,998	571,505	(328,365)	(586,468)	(283,293)	13,042
Net unrealized gain (loss) on investments	5,787,359	3,056,334	15,500,635	15,977,462	11,825,537	370,156
Change in net assets from operations	$7,669,095	$4,832,314	$17,105,228	$16,140,236	$11,905,710	$400,168

Distributions declared to shareholders
From net investment income	$(1,950,527)	$(1,287,003)	$(2,275,051)	$(1,185,021)	$(715,994)	$(25,000)
Change in net assets from fund share transactions	$39,599,997	$5,631,487	$14,928,962	$13,109,081	$10,067,732	$2,464,038
Total change in net assets	$45,318,565	$9,176,798	$29,759,139	$28,064,296	$21,257,448	$2,839,206

Net assets
At beginning of period	56,316,185	47,891,548	105,776,081	73,881,725	49,875,780	—
At end of period	$101,634,750	$57,068,346	$135,535,220	$101,946,021	$71,133,228	$2,839,206
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(33,363)	$369,842	$491,830	$57,747	$—	$—
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010		2009	2008	2007
Class A
Net asset value, beginning of period	$11.31		$10.59	$9.00		$10.09	$10.36	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13		$0.28	$0.32		$0.34	$0.40	$0.39
Net realized and unrealized gain (loss) on investments	(0.18)		0.74	1.61		(1.04)	(0.13)	0.36
Total from investment operations	$(0.05)		$1.02	$1.93		$(0.70)	$0.27	$0.75

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.30)	$(0.34)		$(0.35)	$(0.42)	$(0.38)
From net realized gain on investments	—		—	(0.00	)(w)	(0.04)	(0.12)	(0.01)
Total distributions declared to shareholders	$(0.13)		$(0.30)	$(0.34)		$(0.39)	$(0.54)	$(0.39)
Net asset value, end of period	$11.13		$11.31	$10.59		$9.00	$10.09	$10.36
Total return (%) (r)(s)(t)(x)	(0.47	)(n)	9.81	21.68		(6.90)	2.67	7.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	(a)	0.52	0.70		1.23	1.61	3.79
Expenses after expense reductions (f)(h)	0.25	(a)	0.28	0.35		0.43	0.46	0.45
Net investment income (l)	2.37	(a)	2.61	3.20		3.72	4.01	3.79
Portfolio turnover	12		20	12		58	61	22
Net assets at end of period (000 omitted)	$47,377		$36,345	$21,257		$4,940	$3,397	$1,954

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010		2009	2008	2007
Class B
Net asset value, beginning of period	$11.32		$10.60	$9.00		$10.09	$10.36	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.20	$0.25		$0.28	$0.35	$0.32
Net realized and unrealized gain (loss) on investments	(0.20)		0.74	1.61		(1.05)	(0.15)	0.37
Total from investment operations	$(0.11)		$0.94	$1.86		$(0.77)	$0.20	$0.69

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.22)	$(0.26)		$(0.28)	$(0.35)	$(0.32)
From net realized gain on investments	—		—	(0.00	)(w)	(0.04)	(0.12)	(0.01)
Total distributions declared to shareholders	$(0.08)		$(0.22)	$(0.26)		$(0.32)	$(0.47)	$(0.33)
Net asset value, end of period	$11.13		$11.32	$10.60		$9.00	$10.09	$10.36
Total return (%) (r)(s)(t)(x)	(0.93	)(n)	8.99	20.90		(7.52)	2.01	6.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	(a)	1.27	1.48		1.91	2.28	4.46
Expenses after expense reductions (f)(h)	1.00	(a)	1.03	1.10		1.10	1.11	1.10
Net investment income (l)	1.63	(a)	1.85	2.47		3.11	3.41	3.14
Portfolio turnover	12		20	12		58	61	22
Net assets at end of period (000 omitted)	$6,901		$5,419	$3,104		$1,377	$771	$630
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010		2009	2008	2007
Class C
Net asset value, beginning of period	$11.31		$10.60	$9.00		$10.10	$10.36	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.20	$0.25		$0.29	$0.35	$0.31
Net realized and unrealized gain (loss) on investments	(0.19)		0.73	1.61		(1.07)	(0.14)	0.38
Total from investment operations	$(0.10)		$0.93	$1.86		$(0.78)	$0.21	$0.69

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.22)	$(0.26)		$(0.28)	$(0.35)	$(0.32)
From net realized gain on investments	—		—	(0.00	)(w)	(0.04)	(0.12)	(0.01)
Total distributions declared to shareholders	$(0.08)		$(0.22)	$(0.26)		$(0.32)	$(0.47)	$(0.33)
Net asset value, end of period	$11.13		$11.31	$10.60		$9.00	$10.10	$10.36
Total return (%) (r)(s)(t)(x)	(0.84	)(n)	8.89	20.90		(7.61)	2.11	6.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	(a)	1.26	1.43		1.88	2.28	4.35
Expenses after expense reductions (f)(h)	1.00	(a)	1.03	1.10		1.10	1.11	1.10
Net investment income (l)	1.63	(a)	1.82	2.46		3.20	3.40	3.09
Portfolio turnover	12		20	12		58	61	22
Net assets at end of period (000 omitted)	$43,136		$32,200	$15,484		$2,808	$1,034	$778

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010		2009	2008	2007
Class I
Net asset value, beginning of period	$11.32		$10.60	$9.00		$10.10	$10.36	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15		$0.32	$0.34		$0.37	$0.40	$0.41
Net realized and unrealized gain (loss) on investments	(0.20)		0.73	1.62		(1.05)	(0.08)	0.38
Total from investment operations	$(0.05)		$1.05	$1.96		$(0.68)	$0.32	$0.79

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.33)	$(0.36)		$(0.38)	$(0.46)	$(0.42)
From net realized gain on investments	—		—	(0.00	)(w)	(0.04)	(0.12)	(0.01)
Total distributions declared to shareholders	$(0.14)		$(0.33)	$(0.36)		$(0.42)	$(0.58)	$(0.43)
Net asset value, end of period	$11.13		$11.32	$10.60		$9.00	$10.10	$10.36
Total return (%) (r)(s)(x)	(0.44	)(n)	10.07	22.09		(6.68)	3.14	8.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	(a)	0.26	0.45		0.90	1.17	3.50
Expenses after expense reductions (f)(h)	0.00	(a)	0.01	0.10		0.10	0.11	0.10
Net investment income (l)	2.63	(a)	2.91	3.33		4.07	4.16	4.14
Portfolio turnover	12		20	12		58	61	22
Net assets at end of period (000 omitted)	$5,103		$5,375	$557		$198	$203	$67

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010		2009	2008	2007
Class R1
Net asset value, beginning of period	$11.32		$10.61	$9.01		$10.10	$10.35	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.21	$0.25		$0.29	$0.39	$0.32
Net realized and unrealized gain (loss) on investments	(0.20)		0.72	1.61		(1.06)	(0.17)	0.35
Total from investment operations	$(0.11)		$0.93	$1.86		$(0.77)	$0.22	$0.67

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.22)	$(0.26)		$(0.28)	$(0.35)	$(0.31)
From net realized gain on investments	—		—	(0.00	)(w)	(0.04)	(0.12)	(0.01)
Total distributions declared to shareholders	$(0.08)		$(0.22)	$(0.26)		$(0.32)	$(0.47)	$(0.32)
Net asset value, end of period	$11.13		$11.32	$10.61		$9.01	$10.10	$10.35
Total return (%) (r)(s)(x)	(0.93	)(n)	8.89	20.88		(7.51)	2.13	6.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	(a)	1.25	1.51		1.91	2.43	4.65
Expenses after expense reductions (f)(h)	1.00	(a)	1.02	1.10		1.10	1.19	1.20
Net investment income (l)	1.65	(a)	1.90	2.47		3.12	3.57	3.04
Portfolio turnover	12		20	12		58	61	22
Net assets at end of period (000 omitted)	$2,929		$3,507	$1,023		$691	$645	$1,162

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010		2009	2008	2007
Class R2
Net asset value, beginning of period	$11.32		$10.60	$9.00		$10.09	$10.36	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.25	$0.30		$0.33	$0.38	$0.38
Net realized and unrealized gain (loss) on investments	(0.20)		0.74	1.61		(1.05)	(0.13)	0.34
Total from investment operations	$(0.08)		$0.99	$1.91		$(0.72)	$0.25	$0.72

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.27)	$(0.31)		$(0.33)	$(0.40)	$(0.35)
From net realized gain on investments	—		—	(0.00	)(w)	(0.04)	(0.12)	(0.01)
Total distributions declared to shareholders	$(0.11)		$(0.27)	$(0.31)		$(0.37)	$(0.52)	$(0.36)
Net asset value, end of period	$11.13		$11.32	$10.60		$9.00	$10.09	$10.36
Total return (%) (r)(s)(x)	(0.68	)(n)	9.53	21.49		(7.05)	2.42	7.35

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.72	(a)	0.77	0.99		1.40	1.84	4.23
Expenses after expense reductions (f)(h)	0.50	(a)	0.53	0.60		0.60	0.69	0.75
Net investment income (l)	2.14	(a)	2.35	2.98		3.57	3.76	3.50
Portfolio turnover	12		20	12		58	61	22
Net assets at end of period (000 omitted)	$12,170		$12,771	$10,624		$6,102	$6,504	$1,314

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010		2009	2008	2007
Class R3
Net asset value, beginning of period	$11.31		$10.60	$8.99		$10.09	$10.35	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13		$0.28	$0.33		$0.35	$0.44	$0.36
Net realized and unrealized gain (loss) on investments	(0.18)		0.73	1.62		(1.06)	(0.16)	0.38
Total from investment operations	$(0.05)		$1.01	$1.95		$(0.71)	$0.28	$0.74

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.30)	$(0.34)		$(0.35)	$(0.42)	$(0.38)
From net realized gain on investments	—		—	(0.00	)(w)	(0.04)	(0.12)	(0.01)
Total distributions declared to shareholders	$(0.13)		$(0.30)	$(0.34)		$(0.39)	$(0.54)	$(0.39)
Net asset value, end of period	$11.13		$11.31	$10.60		$8.99	$10.09	$10.35
Total return (%) (r)(s)(x)	(0.47	)(n)	9.70	21.93		(6.92)	2.77	7.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	(a)	0.52	0.77		1.15	1.66	3.57
Expenses after expense reductions (f)(h)	0.25	(a)	0.28	0.35		0.35	0.45	0.50
Net investment income (l)	2.39	(a)	2.60	3.29		3.82	4.14	3.62
Portfolio turnover	12		20	12		58	61	22
Net assets at end of period (000 omitted)	$6,275		$5,883	$4,151		$5,071	$5,616	$660

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010		2009	2008	2007
Class R4
Net asset value, beginning of period	$11.32		$10.61	$9.00		$10.10	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15		$0.31	$0.34		$0.37	$0.44	$0.41
Net realized and unrealized gain (loss) on investments	(0.19)		0.73	1.63		(1.05)	(0.14)	0.38
Total from investment operations	$(0.04)		$1.04	$1.97		$(0.68)	$0.30	$0.79

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.33)	$(0.36)		$(0.38)	$(0.45)	$(0.41)
From net realized gain on investments	—		—	(0.00	)(w)	(0.04)	(0.12)	(0.01)
Total distributions declared to shareholders	$(0.14)		$(0.33)	$(0.36)		$(0.42)	$(0.57)	$(0.42)
Net asset value, end of period	$11.14		$11.32	$10.61		$9.00	$10.10	$10.37
Total return (%) (r)(s)(x)	(0.35	)(n)	9.97	22.21		(6.67)	2.97	8.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.22	(a)	0.27	0.47		0.88	1.42	3.58
Expenses after expense reductions (f)(h)	0.00	(a)	0.03	0.10		0.10	0.16	0.20
Net investment income (l)	2.62	(a)	2.82	3.38		3.97	4.28	4.04
Portfolio turnover	12		20	12		58	61	22
Net assets at end of period (000 omitted)	$291		$134	$116		$58	$172	$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class A
Net asset value, beginning of period	$12.07		$11.30	$9.51	$10.98	$11.08	$10.39

Income (loss) from investment operations
Net investment income (d)(l)	$0.14		$0.30	$0.34	$0.34	$0.37	$0.35
Net realized and unrealized gain (loss) on investments	(0.20)		0.78	1.78	(1.45)	(0.07)	0.56
Total from investment operations	$(0.06)		$1.08	$2.12	$(1.11)	$0.30	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.33)	$(0.35)	$(0.25)	$(0.20)
From net realized gain on investments	—		—	—	(0.01)	(0.15)	(0.02)
Total distributions declared to shareholders	$—		$(0.31)	$(0.33)	$(0.36)	$(0.40)	$(0.22)
Net asset value, end of period	$12.01		$12.07	$11.30	$9.51	$10.98	$11.08
Total return (%) (r)(s)(t)(x)	(0.50	)(n)	9.73	22.39	(9.89)	2.65	8.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	(a)	0.62	0.68	0.90	1.19	2.63
Expenses after expense reductions (f)(h)	0.25	(a)	0.28	0.35	0.43	0.45	0.45
Net investment income (l)	2.38	(a)	2.59	3.16	3.44	3.42	3.25
Portfolio turnover	16		29	14	62	22	27
Net assets at end of period (000 omitted)	$13,705		$12,831	$9,605	$6,136	$5,308	$3,058

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class B
Net asset value, beginning of period	$11.98		$11.22	$9.44	$10.91	$11.02	$10.37

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.21	$0.26	$0.27	$0.29	$0.28
Net realized and unrealized gain (loss) on investments	(0.21)		0.78	1.77	(1.43)	(0.07)	0.54
Total from investment operations	$(0.11)		$0.99	$2.03	$(1.16)	$0.22	$0.82

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.25)	$(0.30)	$(0.18)	$(0.15)
From net realized gain on investments	—		—	—	(0.01)	(0.15)	(0.02)
Total distributions declared to shareholders	$—		$(0.23)	$(0.25)	$(0.31)	$(0.33)	$(0.17)
Net asset value, end of period	$11.87		$11.98	$11.22	$9.44	$10.91	$11.02
Total return (%) (r)(s)(t)(x)	(0.92	)(n)	8.91	21.57	(10.46)	2.01	7.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.35	(a)	1.37	1.44	1.57	1.85	3.41
Expenses after expense reductions (f)(h)	1.00	(a)	1.03	1.10	1.10	1.10	1.10
Net investment income (l)	1.63	(a)	1.84	2.42	2.77	2.75	2.59
Portfolio turnover	16		29	14	62	22	27
Net assets at end of period (000 omitted)	$2,612		$2,764	$2,096	$1,762	$1,578	$677

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class C
Net asset value, beginning of period	$11.87		$11.13	$9.40	$10.89	$11.02	$10.37

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.21	$0.26	$0.27	$0.31	$0.27
Net realized and unrealized gain (loss) on investments	(0.21)		0.78	1.75	(1.44)	(0.09)	0.56
Total from investment operations	$(0.11)		$0.99	$2.01	$(1.17)	$0.22	$0.83

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.28)	$(0.31)	$(0.20)	$(0.16)
From net realized gain on investments	—		—	—	(0.01)	(0.15)	(0.02)
Total distributions declared to shareholders	$—		$(0.25)	$(0.28)	$(0.32)	$(0.35)	$(0.18)
Net asset value, end of period	$11.76		$11.87	$11.13	$9.40	$10.89	$11.02
Total return (%) (r)(s)(t)(x)	(0.93	)(n)	8.98	21.44	(10.52)	1.98	8.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.35	(a)	1.37	1.42	1.58	1.87	3.41
Expenses after expense reductions (f)(h)	1.00	(a)	1.03	1.10	1.10	1.10	1.10
Net investment income (l)	1.63	(a)	1.86	2.42	2.79	2.80	2.60
Portfolio turnover	16		29	14	62	22	27
Net assets at end of period (000 omitted)	$5,948		$6,206	$4,243	$2,138	$946	$522

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class I
Net asset value, beginning of period	$12.13		$11.35	$9.54	$11.02	$11.11	$10.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.16		$0.33	$0.37	$0.37	$0.43	$0.36
Net realized and unrealized gain (loss) on investments	(0.21)		0.79	1.79	(1.46)	(0.09)	0.57
Total from investment operations	$(0.05)		$1.12	$2.16	$(1.09)	$0.34	$0.93

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.35)	$(0.38)	$(0.28)	$(0.21)
From net realized gain on investments	—		—	—	(0.01)	(0.15)	(0.02)
Total distributions declared to shareholders	$—		$(0.34)	$(0.35)	$(0.39)	$(0.43)	$(0.23)
Net asset value, end of period	$12.08		$12.13	$11.35	$9.54	$11.02	$11.11
Total return (%) (r)(s)(x)	(0.41	)(n)	10.01	22.79	(9.64)	3.02	9.05

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)	0.37	0.44	0.55	0.84	2.63
Expenses after expense reductions (f)(h)	0.00	(a)	0.03	0.10	0.10	0.10	0.10
Net investment income (l)	2.63	(a)	2.82	3.45	3.66	3.81	3.53
Portfolio turnover	16		29	14	62	22	27
Net assets at end of period (000 omitted)	$551		$603	$499	$370	$521	$546

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class R1
Net asset value, beginning of period	$11.88		$11.14	$9.39	$10.85	$10.99	$10.37

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.21	$0.26	$0.27	$0.29	$0.26
Net realized and unrealized gain (loss) on investments	(0.21)		0.77	1.75	(1.43)	(0.08)	0.55
Total from investment operations	$(0.11)		$0.98	$2.01	$(1.16)	$0.21	$0.81

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.26)	$(0.29)	$(0.20)	$(0.17)
From net realized gain on investments	—		—	—	(0.01)	(0.15)	(0.02)
Total distributions declared to shareholders	$—		$(0.24)	$(0.26)	$(0.30)	$(0.35)	$(0.19)
Net asset value, end of period	$11.77		$11.88	$11.14	$9.39	$10.85	$10.99
Total return (%) (r)(s)(x)	(0.93	)(n)	8.92	21.52	(10.49)	1.91	7.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.36	(a)	1.37	1.43	1.57	1.88	3.39
Expenses after expense reductions (f)(h)	1.00	(a)	1.03	1.10	1.10	1.17	1.20
Net investment income (l)	1.63	(a)	1.86	2.44	2.78	2.65	2.53
Portfolio turnover	16		29	14	62	22	27
Net assets at end of period (000 omitted)	$4,780		$4,348	$3,622	$2,636	$2,442	$829

	Six months ended 10/31/11 (unaudited)		Years ended 10/31
			2011	2010	2009	2008	2007
Class R2
Net asset value, beginning of period	$11.98		$11.22	$9.45	$10.92	$11.04	$10.38

Income (loss) from investment operations
Net investment income (d)(l)	$0.13		$0.27	$0.31	$0.32	$0.34	$0.32
Net realized and unrealized gain (loss) on investments	(0.21)		0.77	1.77	(1.44)	(0.07)	0.54
Total from investment operations	$(0.08)		$1.04	$2.08	$(1.12)	$0.27	$0.86

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.31)	$(0.34)	$(0.24)	$(0.18)
From net realized gain on investments	—		—	—	(0.01)	(0.15)	(0.02)
Total distributions declared to shareholders	$—		$(0.28)	$(0.31)	$(0.35)	$(0.39)	$(0.20)
Net asset value, end of period	$11.90		$11.98	$11.22	$9.45	$10.92	$11.04
Total return (%) (r)(s)(x)	(0.67	)(n)	9.42	22.11	(10.06)	2.40	8.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.85	(a)	0.87	0.92	1.07	1.46	3.03
Expenses after expense reductions (f)(h)	0.50	(a)	0.53	0.60	0.60	0.68	0.75
Net investment income (l)	2.13	(a)	2.34	2.93	3.28	3.21	2.94
Portfolio turnover	16		29	14	62	22	27
Net assets at end of period (000 omitted)	$27,313		$23,777	$22,114	$13,266	$13,184	$2,794

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class R3
Net asset value, beginning of period	$12.08		$11.30	$9.51	$10.98	$11.07	$10.39

Income (loss) from investment operations
Net investment income (d)(l)	$0.14		$0.29	$0.34	$0.35	$0.39	$0.35
Net realized and unrealized gain (loss) on investments	(0.21)		0.80	1.78	(1.46)	(0.09)	0.54
Total from investment operations	$(0.07)		$1.09	$2.12	$(1.11)	$0.30	$0.89

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.33)	$(0.35)	$(0.24)	$(0.19)
From net realized gain on investments	—		—	—	(0.01)	(0.15)	(0.02)
Total distributions declared to shareholders	$—		$(0.31)	$(0.33)	$(0.36)	$(0.39)	$(0.21)
Net asset value, end of period	$12.01		$12.08	$11.30	$9.51	$10.98	$11.07
Total return (%) (r)(s)(x)	(0.58	)(n)	9.74	22.39	(9.85)	2.68	8.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	(a)	0.62	0.69	0.81	1.21	2.47
Expenses after expense reductions (f)(h)	0.25	(a)	0.28	0.35	0.35	0.45	0.50
Net investment income (l)	2.38	(a)	2.55	3.19	3.49	3.44	3.14
Portfolio turnover	16		29	14	62	22	27
Net assets at end of period (000 omitted)	$5,797		$6,278	$5,536	$4,658	$5,796	$4,685

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class R4
Net asset value, beginning of period	$12.11		$11.34	$9.53	$11.01	$11.11	$10.40

Income (loss) from investment operations
Net investment income (d)(l)	$0.16		$0.33	$0.36	$0.37	$0.42	$0.37
Net realized and unrealized gain (loss) on investments	(0.21)		0.78	1.80	(1.46)	(0.10)	0.57
Total from investment operations	$(0.05)		$1.11	$2.16	$(1.09)	$0.32	$0.94

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.35)	$(0.38)	$(0.27)	$(0.21)
From net realized gain on investments	—		—	—	(0.01)	(0.15)	(0.02)
Total distributions declared to shareholders	$—		$(0.34)	$(0.35)	$(0.39)	$(0.42)	$(0.23)
Net asset value, end of period	$12.06		$12.11	$11.34	$9.53	$11.01	$11.11
Total return (%) (r)(s)(x)	(0.41	)(n)	9.93	22.81	(9.64)	2.89	9.06

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	(a)	0.37	0.43	0.52	0.98	2.80
Expenses after expense reductions (f)(h)	0.00	(a)	0.04	0.10	0.10	0.15	0.20
Net investment income (l)	2.63	(a)	2.84	3.39	3.48	3.84	3.46
Portfolio turnover	16		29	14	62	22	27
Net assets at end of period (000 omitted)	$1,029		$261	$176	$108	$582	$57

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class A
Net asset value, beginning of period	$11.61		$10.30	$7.97	$11.36	$11.85	$10.85

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.20	$0.22	$0.21	$0.22	$0.18
Net realized and unrealized gain (loss) on investments	(0.57)		1.34	2.36	(3.28)	(0.15)	1.03
Total from investment operations	$(0.48)		$1.54	$2.58	$(3.07)	$0.07	$1.21

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.25)	$(0.26)	$(0.24)	$(0.15)
From net realized gain on investments	—		—	—	(0.06)	(0.32)	(0.06)
Total distributions declared to shareholders	$—		$(0.23)	$(0.25)	$(0.32)	$(0.56)	$(0.21)
Net asset value, end of period	$11.13		$11.61	$10.30	$7.97	$11.36	$11.85
Total return (%) (r)(s)(t)(x)	(4.13	)(n)	15.11	32.47	(26.93)	0.47	11.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	(a)	0.44	0.46	0.60	0.74	1.26
Expenses after expense reductions (f)(h)	0.25	(a)	0.28	0.35	0.43	0.45	0.45
Net investment income (l)	1.67	(a)	1.91	2.28	2.35	1.86	1.63
Portfolio turnover	8		19	9	38	15	7
Net assets at end of period (000 omitted)	$28,366		$27,869	$20,097	$10,928	$10,843	$8,188

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class B
Net asset value, beginning of period	$11.52		$10.23	$7.92	$11.28	$11.79	$10.82

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.12	$0.15	$0.15	$0.14	$0.11
Net realized and unrealized gain (loss) on investments	(0.56)		1.33	2.34	(3.26)	(0.15)	1.02
Total from investment operations	$(0.51)		$1.45	$2.49	$(3.11)	$(0.01)	$1.13

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.18)	$(0.19)	$(0.18)	$(0.10)
From net realized gain on investments	—		—	—	(0.06)	(0.32)	(0.06)
Total distributions declared to shareholders	$—		$(0.16)	$(0.18)	$(0.25)	$(0.50)	$(0.16)
Net asset value, end of period	$11.01		$11.52	$10.23	$7.92	$11.28	$11.79
Total return (%) (r)(s)(t)(x)	(4.43	)(n)	14.23	31.53	(27.49)	(0.23)	10.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.19	1.22	1.26	1.39	1.92
Expenses after expense reductions (f)(h)	1.00	(a)	1.03	1.10	1.10	1.10	1.10
Net investment income (l)	0.92	(a)	1.16	1.55	1.63	1.23	1.01
Portfolio turnover	8		19	9	38	15	7
Net assets at end of period (000 omitted)	$5,291		$5,649	$4,418	$3,176	$4,423	$3,428

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class C
Net asset value, beginning of period	$11.43		$10.16	$7.88	$11.24	$11.78	$10.83

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.12	$0.15	$0.14	$0.15	$0.12
Net realized and unrealized gain (loss) on investments	(0.56)		1.32	2.32	(3.24)	(0.16)	1.01
Total from investment operations	$(0.51)		$1.44	$2.47	$(3.10)	$(0.01)	$1.13

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.19)	$(0.20)	$(0.21)	$(0.12)
From net realized gain on investments	—		—	—	(0.06)	(0.32)	(0.06)
Total distributions declared to shareholders	$—		$(0.17)	$(0.19)	$(0.26)	$(0.53)	$(0.18)
Net asset value, end of period	$10.92		$11.43	$10.16	$7.88	$11.24	$11.78
Total return (%) (r)(s)(t)(x)	(4.46	)(n)	14.27	31.52	(27.49)	(0.26)	10.58

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.19	1.21	1.27	1.39	1.86
Expenses after expense reductions (f)(h)	1.00	(a)	1.03	1.10	1.10	1.10	1.10
Net investment income (l)	0.92	(a)	1.17	1.58	1.62	1.31	1.07
Portfolio turnover	8		19	9	38	15	7
Net assets at end of period (000 omitted)	$10,177		$9,727	$5,978	$3,036	$2,529	$1,148

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class I
Net asset value, beginning of period	$11.66		$10.34	$8.00	$11.41	$11.90	$10.87

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.23	$0.24	$0.24	$0.28	$0.22
Net realized and unrealized gain (loss) on investments	(0.57)		1.34	2.37	(3.30)	(0.17)	1.04
Total from investment operations	$(0.46)		$1.57	$2.61	$(3.06)	$0.11	$1.26

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.27)	$(0.29)	$(0.28)	$(0.17)
From net realized gain on investments	—		—	—	(0.06)	(0.32)	(0.06)
Total distributions declared to shareholders	$—		$(0.25)	$(0.27)	$(0.35)	$(0.60)	$(0.23)
Net asset value, end of period	$11.20		$11.66	$10.34	$8.00	$11.41	$11.90
Total return (%) (r)(s)(x)	(3.95	)(n)	15.39	32.75	(26.72)	0.76	11.71

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.18	(a)	0.19	0.22	0.27	0.41	0.96
Expenses after expense reductions (f)(h)	0.00	(a)	0.03	0.10	0.10	0.10	0.10
Net investment income (l)	1.92	(a)	2.19	2.57	2.65	2.32	1.97
Portfolio turnover	8		19	9	38	15	7
Net assets at end of period (000 omitted)	$1,445		$1,488	$857	$645	$690	$613

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class R1
Net asset value, beginning of period	$11.50		$10.20	$7.90	$11.23	$11.78	$10.83

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.12	$0.14	$0.14	$0.14	$0.10
Net realized and unrealized gain (loss) on investments	(0.56)		1.33	2.34	(3.23)	(0.16)	1.02
Total from investment operations	$(0.51)		$1.45	$2.48	$(3.09)	$(0.02)	$1.12

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.18)	$(0.18)	$(0.21)	$(0.11)
From net realized gain on investments	—		—	—	(0.06)	(0.32)	(0.06)
Total distributions declared to shareholders	$—		$(0.15)	$(0.18)	$(0.24)	$(0.53)	$(0.17)
Net asset value, end of period	$10.99		$11.50	$10.20	$7.90	$11.23	$11.78
Total return (%) (r)(s)(x)	(4.43	)(n)	14.26	31.53	(27.46)	(0.28)	10.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.19	1.22	1.26	1.45	2.08
Expenses after expense reductions (f)(h)	1.00	(a)	1.03	1.10	1.10	1.17	1.20
Net investment income (l)	0.92	(a)	1.14	1.55	1.53	1.22	0.90
Portfolio turnover	8		19	9	38	15	7
Net assets at end of period (000 omitted)	$8,873		$9,509	$9,195	$6,757	$8,935	$2,549

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class R2
Net asset value, beginning of period	$11.54		$10.24	$7.93	$11.31	$11.83	$10.84

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.18	$0.19	$0.19	$0.18	$0.15
Net realized and unrealized gain (loss) on investments	(0.57)		1.33	2.35	(3.26)	(0.15)	1.03
Total from investment operations	$(0.49)		$1.51	$2.54	$(3.07)	$0.03	$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.23)	$(0.25)	$(0.23)	$(0.13)
From net realized gain on investments	—		—	—	(0.06)	(0.32)	(0.06)
Total distributions declared to shareholders	$—		$(0.21)	$(0.23)	$(0.31)	$(0.55)	$(0.19)
Net asset value, end of period	$11.05		$11.54	$10.24	$7.93	$11.31	$11.83
Total return (%) (r)(s)(x)	(4.25	)(n)	14.84	32.13	(27.05)	0.09	11.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.68	(a)	0.69	0.72	0.77	0.98	1.62
Expenses after expense reductions (f)(h)	0.50	(a)	0.53	0.60	0.60	0.69	0.75
Net investment income (l)	1.42	(a)	1.66	2.06	2.18	1.63	1.36
Portfolio turnover	8		19	9	38	15	7
Net assets at end of period (000 omitted)	$64,981		$61,509	$49,039	$31,030	$30,874	$10,494
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class R3
Net asset value, beginning of period	$11.62		$10.30	$7.97	$11.36	$11.85	$10.86

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.20	$0.22	$0.21	$0.22	$0.19
Net realized and unrealized gain (loss) on investments	(0.57)		1.35	2.36	(3.28)	(0.15)	1.01
Total from investment operations	$(0.48)		$1.55	$2.58	$(3.07)	$0.07	$1.20

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.25)	$(0.26)	$(0.24)	$(0.15)
From net realized gain on investments	—		—	—	(0.06)	(0.32)	(0.06)
Total distributions declared to shareholders	$—		$(0.23)	$(0.25)	$(0.32)	$(0.56)	$(0.21)
Net asset value, end of period	$11.14		$11.62	$10.30	$7.97	$11.36	$11.85
Total return (%) (r)(s)(x)	(4.13	)(n)	15.18	32.47	(26.91)	0.43	11.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	(a)	0.44	0.47	0.51	0.75	1.26
Expenses after expense reductions (f)(h)	0.25	(a)	0.28	0.35	0.35	0.45	0.50
Net investment income (l)	1.67	(a)	1.91	2.31	2.33	1.87	1.67
Portfolio turnover	8		19	9	38	15	7
Net assets at end of period (000 omitted)	$18,606		$19,344	$15,848	$11,616	$16,151	$11,326

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class R4
Net asset value, beginning of period	$11.65		$10.34	$7.99	$11.40	$11.90	$10.87

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.21	$0.24	$0.22	$0.26	$0.21
Net realized and unrealized gain (loss) on investments	(0.57)		1.35	2.38	(3.28)	(0.17)	1.04
Total from investment operations	$(0.46)		$1.56	$2.62	$(3.06)	$0.09	$1.25

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.27)	$(0.29)	$(0.27)	$(0.16)
From net realized gain on investments	—		—	—	(0.06)	(0.32)	(0.06)
Total distributions declared to shareholders	$—		$(0.25)	$(0.27)	$(0.35)	$(0.59)	$(0.22)
Net asset value, end of period	$11.19		$11.65	$10.34	$7.99	$11.40	$11.90
Total return (%) (r)(s)(x)	(3.95	)(n)	15.29	32.92	(26.75)	0.64	11.61

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.19	(a)	0.19	0.21	0.23	0.48	1.09
Expenses after expense reductions (f)(h)	0.00	(a)	0.05	0.10	0.10	0.15	0.20
Net investment income (l)	1.90	(a)	2.03	2.54	1.99	2.36	1.88
Portfolio turnover	8		19	9	38	15	7
Net assets at end of period (000 omitted)	$1,391		$441	$344	$204	$2,283	$62

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008		2007
Class A
Net asset value, beginning of period	$11.39		$9.66	$7.08	$11.41	$12.24		$11.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.11	$0.13	$0.08	$0.07		$0.07
Net realized and unrealized gain (loss) on investments	(0.97)		1.78	2.63	(4.14)	(0.24)		1.20
Total from investment operations	$(0.94)		$1.89	$2.76	$(4.06)	$(0.17)		$1.27

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.18)	$(0.16)	$(0.20)		$(0.12)
From net realized gain on investments	—		—	—	(0.11)	(0.46)		(0.01)
Total distributions declared to shareholders	$—		$(0.16)	$(0.18)	$(0.27)	$(0.66)		$(0.13)
Net asset value, end of period	$10.45		$11.39	$9.66	$7.08	$11.41		$12.24
Total return (%) (r)(s)(t)(x)	(8.25	)(n)	19.70	39.08	(35.45)	(1.65)		11.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	(a)	0.50	0.55	0.74	0.87		1.84
Expenses after expense reductions (f)(h)	0.25	(a)	0.28	0.35	0.44	0.45		0.45
Net investment income (l)	0.62	(a)	1.13	1.45	0.98	0.60		0.63
Portfolio turnover	7		15	6	38	14		17
Net assets at end of period (000 omitted)	$15,880		$15,665	$9,817	$4,634	$5,917		$4,758

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008		2007
Class B
Net asset value, beginning of period	$11.27		$9.58	$7.03	$11.32	$12.17		$11.07

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.04	$0.06	$0.02	$(0.00	)(w)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	(0.95)		1.74	2.61	(4.09)	(0.25)		1.19
Total from investment operations	$(0.96)		$1.78	$2.67	$(4.07)	$(0.25)		$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.12)	$(0.11)	$(0.14)		$(0.08)
From net realized gain on investments	—		—	—	(0.11)	(0.46)		(0.01)
Total distributions declared to shareholders	$—		$(0.09)	$(0.12)	$(0.22)	$(0.60)		$(0.09)
Net asset value, end of period	$10.31		$11.27	$9.58	$7.03	$11.32		$12.17
Total return (%) (r)(s)(t)(x)	(8.52	)(n)	18.69	38.07	(35.89)	(2.30)		10.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.25	1.31	1.41	1.53		2.54
Expenses after expense reductions (f)(h)	1.00	(a)	1.03	1.10	1.10	1.10		1.10
Net investment income (loss) (l)	(0.13	)(a)	0.37	0.72	0.24	(0.02)		(0.04)
Portfolio turnover	7		15	6	38	14		17
Net assets at end of period (000 omitted)	$3,657		$3,996	$2,911	$1,735	$2,195		$1,269

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008		2007
Class C
Net asset value, beginning of period	$11.24		$9.56	$7.03	$11.34	$12.20		$11.08

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.04	$0.06	$0.03	$(0.00	)(w)	$(0.02)
Net realized and unrealized gain (loss) on investments	(0.96)		1.75	2.60	(4.10)	(0.25)		1.20
Total from investment operations	$(0.97)		$1.79	$2.66	$(4.07)	$(0.25)		$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.13)	$(0.13)	$(0.15)		$(0.05)
From net realized gain on investments	—		—	—	(0.11)	(0.46)		(0.01)
Total distributions declared to shareholders	$—		$(0.11)	$(0.13)	$(0.24)	$(0.61)		$(0.06)
Net asset value, end of period	$10.27		$11.24	$9.56	$7.03	$11.34		$12.20
Total return (%) (r)(s)(t)(x)	(8.63	)(n)	18.81	37.90	(35.82)	(2.29)		10.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.25	1.30	1.42	1.53		2.61
Expenses after expense reductions (f)(h)	1.00	(a)	1.02	1.10	1.10	1.10		1.10
Net investment income (loss) (l)	(0.13	)(a)	0.39	0.70	0.42	(0.01)		(0.16)
Portfolio turnover	7		15	6	38	14		17
Net assets at end of period (000 omitted)	$5,639		$5,594	$2,495	$981	$801		$450

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008		2007
Class I
Net asset value, beginning of period	$11.43		$9.70	$7.11	$11.46	$12.29		$11.12

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.14	$0.16	$0.11	$0.10		$0.10
Net realized and unrealized gain (loss) on investments	(0.98)		1.77	2.63	(4.16)	(0.24)		1.22
Total from investment operations	$(0.93)		$1.91	$2.79	$(4.05)	$(0.14)		$1.32

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.20)	$(0.19)	$(0.23)		$(0.14)
From net realized gain on investments	—		—	—	(0.11)	(0.46)		(0.01)
Total distributions declared to shareholders	$—		$(0.18)	$(0.20)	$(0.30)	$(0.69)		$(0.15)
Net asset value, end of period	$10.50		$11.43	$9.70	$7.11	$11.46		$12.29
Total return (%) (r)(s)(x)	(8.14	)(n)	19.85	39.32	(35.18)	(1.35)		11.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	(a)	0.25	0.32	0.41	0.52		1.62
Expenses after expense reductions (f)(h)	0.00	(a)	0.03	0.10	0.10	0.10		0.10
Net investment income (l)	0.87	(a)	1.35	1.79	1.29	0.86		0.91
Portfolio turnover	7		15	6	38	14		17
Net assets at end of period (000 omitted)	$3,083		$3,009	$1,958	$1,149	$1,308		$1,314

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class R1
Net asset value, beginning of period	$11.28		$9.57	$7.03	$11.29	$12.17	$11.08

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.03	$0.07	$0.02	$(0.01)	$(0.02)
Net realized and unrealized gain (loss) on investments	(0.96)		1.76	2.60	(4.08)	(0.26)	1.20
Total from investment operations	$(0.97)		$1.79	$2.67	$(4.06)	$(0.27)	$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.13)	$(0.09)	$(0.15)	$(0.08)
From net realized gain on investments	—		—	—	(0.11)	(0.46)	(0.01)
Total distributions declared to shareholders	$—		$(0.08)	$(0.13)	$(0.20)	$(0.61)	$(0.09)
Net asset value, end of period	$10.31		$11.28	$9.57	$7.03	$11.29	$12.17
Total return (%) (r)(s)(x)	(8.60	)(n)	18.76	38.06	(35.87)	(2.42)	10.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.25	1.31	1.40	1.58	2.69
Expenses after expense reductions (f)(h)	1.00	(a)	1.03	1.10	1.10	1.17	1.20
Net investment income (loss) (l)	(0.13	)(a)	0.35	0.79	0.24	(0.12)	(0.14)
Portfolio turnover	7		15	6	38	14	17
Net assets at end of period (000 omitted)	$6,493		$6,558	$6,389	$3,717	$5,671	$1,330

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class R2
Net asset value, beginning of period	$11.30		$9.59	$7.04	$11.35	$12.20	$11.09

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.09	$0.11	$0.07	$0.05	$0.04
Net realized and unrealized gain (loss) on investments	(0.97)		1.76	2.60	(4.11)	(0.26)	1.19
Total from investment operations	$(0.95)		$1.85	$2.71	$(4.04)	$(0.21)	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.16)	$(0.16)	$(0.18)	$(0.11)
From net realized gain on investments	—		—	—	(0.11)	(0.46)	(0.01)
Total distributions declared to shareholders	$—		$(0.14)	$(0.16)	$(0.27)	$(0.64)	$(0.12)
Net asset value, end of period	$10.35		$11.30	$9.59	$7.04	$11.35	$12.20
Total return (%) (r)(s)(x)	(8.41	)(n)	19.38	38.63	(35.51)	(1.93)	11.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	(a)	0.75	0.81	0.91	1.12	2.21
Expenses after expense reductions (f)(h)	0.50	(a)	0.53	0.60	0.60	0.68	0.75
Net investment income (l)	0.38	(a)	0.88	1.25	0.89	0.42	0.35
Portfolio turnover	7		15	6	38	14	17
Net assets at end of period (000 omitted)	$51,855		$48,253	$36,518	$20,269	$21,426	$5,980

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class R3
Net asset value, beginning of period	$11.37		$9.64	$7.07	$11.40	$12.23	$11.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.11	$0.13	$0.10	$0.07	$0.08
Net realized and unrealized gain (loss) on investments	(0.97)		1.78	2.62	(4.15)	(0.25)	1.18
Total from investment operations	$(0.94)		$1.89	$2.75	$(4.05)	$(0.18)	$1.26

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.18)	$(0.17)	$(0.19)	$(0.12)
From net realized gain on investments	—		—	—	(0.11)	(0.46)	(0.01)
Total distributions declared to shareholders	$—		$(0.16)	$(0.18)	$(0.28)	$(0.65)	$(0.13)
Net asset value, end of period	$10.43		$11.37	$9.64	$7.07	$11.40	$12.23
Total return (%) (r)(s)(x)	(8.27	)(n)	19.73	38.99	(35.40)	(1.69)	11.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	(a)	0.50	0.56	0.65	0.88	1.79
Expenses after expense reductions (f)(h)	0.25	(a)	0.28	0.35	0.35	0.45	0.50
Net investment income (l)	0.62	(a)	1.14	1.50	1.16	0.61	0.69
Portfolio turnover	7		15	6	38	14	17
Net assets at end of period (000 omitted)	$17,555		$18,169	$13,516	$8,597	$12,012	$8,198

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class R4
Net asset value, beginning of period	$11.42		$9.69	$7.10	$11.44	$12.28	$11.12

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.14	$0.14	$0.04	$0.13	$0.09
Net realized and unrealized gain (loss) on investments	(0.98)		1.77	2.65	(4.08)	(0.28)	1.21
Total from investment operations	$(0.93)		$1.91	$2.79	$(4.04)	$(0.15)	$1.30

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.20)	$(0.19)	$(0.23)	$(0.13)
From net realized gain on investments	—		—	—	(0.11)	(0.46)	(0.01)
Total distributions declared to shareholders	$—		$(0.18)	$(0.20)	$(0.30)	$(0.69)	$(0.14)
Net asset value, end of period	$10.49		$11.42	$9.69	$7.10	$11.44	$12.28
Total return (%) (r)(s)(x)	(8.14	)(n)	19.87	39.38	(35.16)	(1.47)	11.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	(a)	0.25	0.29	0.33	0.60	1.78
Expenses after expense reductions (f)(h)	0.00	(a)	0.03	0.10	0.10	0.15	0.20
Net investment income (l)	0.86	(a)	1.42	1.64	0.40	1.12	0.85
Portfolio turnover	7		15	6	38	14	17
Net assets at end of period (000 omitted)	$738		$702	$278	$108	$2,321	$63

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009		2008	2007
Class A
Net asset value, beginning of period	$11.31		$9.49	$6.90	$11.37		$12.27	$11.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.08	$0.10	$0.06		$0.04	$0.04
Net realized and unrealized gain (loss) on investments	(1.08)		1.88	2.66	(4.30)		(0.27)	1.27
Total from investment operations	$(1.07)		$1.96	$2.76	$(4.24)		$(0.23)	$1.31

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.17)	$(0.14)		$(0.18)	$(0.09)
From net realized gain on investments	—		—	—	(0.09)		(0.49)	(0.05)
Total distributions declared to shareholders	$—		$(0.14)	$(0.17)	$(0.23)		$(0.67)	$(0.14)
Net asset value, end of period	$10.24		$11.31	$9.49	$6.90		$11.37	$12.27
Total return (%) (r)(s)(t)(x)	(9.46	)(n)	20.78	40.17	(37.10)		(2.12)	11.86

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	(a)	0.59	0.69	1.01		1.27	2.75
Expenses after expense reductions (f)(h)	0.25	(a)	0.28	0.35	0.43		0.45	0.45
Net investment income (l)	0.20	(a)	0.85	1.21	0.70		0.34	0.38
Portfolio turnover	8		14	8	33		11	11
Net assets at end of period (000 omitted)	$10,311		$10,260	$6,861	$3,121		$2,978	$3,420

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009		2008	2007
Class B
Net asset value, beginning of period	$11.25		$9.44	$6.88	$11.29		$12.21	$11.08

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.01	$0.04	$(0.00	)(w)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss) on investments	(1.08)		1.87	2.64	(4.25)		(0.28)	1.24
Total from investment operations	$(1.11)		$1.88	$2.68	$(4.25)		$(0.31)	$1.21

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.12)	$(0.07)		$(0.12)	$(0.03)
From net realized gain on investments	—		—	—	(0.09)		(0.49)	(0.05)
Total distributions declared to shareholders	$—		$(0.07)	$(0.12)	$(0.16)		$(0.61)	$(0.08)
Net asset value, end of period	$10.14		$11.25	$9.44	$6.88		$11.29	$12.21
Total return (%) (r)(s)(t)(x)	(9.87	)(n)	20.00	39.00	(37.50)		(2.72)	11.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31	(a)	1.34	1.46	1.66		1.95	3.57
Expenses after expense reductions (f)(h)	1.00	(a)	1.03	1.10	1.10		1.10	1.10
Net investment income (loss) (l)	(0.55	)(a)	0.11	0.49	(0.05)		(0.26)	(0.27)
Portfolio turnover	8		14	8	33		11	11
Net assets at end of period (000 omitted)	$2,200		$2,244	$1,630	$1,072		$1,639	$1,124

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009		2008	2007
Class C
Net asset value, beginning of period	$11.16		$9.38	$6.85	$11.26		$12.23	$11.08

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.01	$0.05	$(0.00	)(w)	$0.01	$(0.03)
Net realized and unrealized gain (loss) on investments	(1.07)		1.85	2.61	(4.23)		(0.31)	1.25
Total from investment operations	$(1.10)		$1.86	$2.66	$(4.23)		$(0.30)	$1.22

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.13)	$(0.09)		$(0.18)	$(0.02)
From net realized gain on investments	—		—	—	(0.09)		(0.49)	(0.05)
Total distributions declared to shareholders	$—		$(0.08)	$(0.13)	$(0.18)		$(0.67)	$(0.07)
Net asset value, end of period	$10.06		$11.16	$9.38	$6.85		$11.26	$12.23
Total return (%) (r)(s)(t)(x)	(9.86	)(n)	19.93	38.97	(37.46)		(2.69)	11.05

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.34	1.44	1.68		1.86	3.57
Expenses after expense reductions (f)(h)	1.00	(a)	1.03	1.10	1.10		1.10	1.10
Net investment income (loss) (l)	(0.55	)(a)	0.12	0.53	(0.01)		0.06	(0.31)
Portfolio turnover	8		14	8	33		11	11
Net assets at end of period (000 omitted)	$4,404		$3,597	$2,134	$859		$964	$212

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009		2008	2007
Class I
Net asset value, beginning of period	$11.37		$9.53	$6.93	$11.42		$12.32	$11.12

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.11	$0.13	$0.08		$0.09	$0.08
Net realized and unrealized gain (loss) on investments	(1.08)		1.89	2.66	(4.31)		(0.28)	1.27
Total from investment operations	$(1.06)		$2.00	$2.79	$(4.23)		$(0.19)	$1.35

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.19)	$(0.17)		$(0.22)	$(0.10)
From net realized gain on investments	—		—	—	(0.09)		(0.49)	(0.05)
Total distributions declared to shareholders	$—		$(0.16)	$(0.19)	$(0.26)		$(0.71)	$(0.15)
Net asset value, end of period	$10.31		$11.37	$9.53	$6.93		$11.42	$12.32
Total return (%) (r)(s)(x)	(9.32	)(n)	21.16	40.38	(36.88)		(1.75)	12.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.31	(a)	0.34	0.46	0.67		0.95	2.59
Expenses after expense reductions (f)(h)	0.00	(a)	0.03	0.10	0.10		0.10	0.10
Net investment income (l)	0.45	(a)	1.11	1.47	0.97		0.76	0.71
Portfolio turnover	8		14	8	33		11	11
Net assets at end of period (000 omitted)	$2,904		$2,972	$2,094	$1,225		$1,518	$1,004

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009		2008	2007
Class R1
Net asset value, beginning of period	$11.18		$9.39	$6.84	$11.26		$12.20	$11.08

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.01	$0.04	$(0.00	)(w)	$(0.04)	$(0.05)
Net realized and unrealized gain (loss) on investments	(1.06)		1.85	2.63	(4.24)		(0.27)	1.26
Total from investment operations	$(1.09)		$1.86	$2.67	$(4.24)		$(0.31)	$1.21

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.12)	$(0.09)		$(0.14)	$(0.04)
From net realized gain on investments	—		—	—	(0.09)		(0.49)	(0.05)
Total distributions declared to shareholders	$—		$(0.07)	$(0.12)	$(0.18)		$(0.63)	$(0.09)
Net asset value, end of period	$10.09		$11.18	$9.39	$6.84		$11.26	$12.20
Total return (%) (r)(s)(x)	(9.75	)(n)	19.90	39.08	(37.53)		(2.75)	11.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31	(a)	1.34	1.46	1.67		1.97	3.55
Expenses after expense reductions (f)(h)	1.00	(a)	1.03	1.10	1.10		1.17	1.20
Net investment income (loss) (l)	(0.55	)(a)	0.09	0.48	(0.01)		(0.36)	(0.42)
Portfolio turnover	8		14	8	33		11	11
Net assets at end of period (000 omitted)	$5,004		$5,204	$3,759	$2,368		$2,645	$752

	Six months ended 10/31/11 (unaudited)		Years ended 10/31
			2011	2010	2009		2008	2007
Class R2
Net asset value, beginning of period	$11.24		$9.43	$6.87	$11.32		$12.24	$11.10

Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)	$0.06	$0.09	$0.05		$0.02	$0.00 (w)
Net realized and unrealized gain (loss) on investments	(1.08)		1.87	2.63	(4.27)		(0.28)	1.26
Total from investment operations	$(1.08)		$1.93	$2.72	$(4.22)		$(0.26)	$1.26

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.16)	$(0.14)		$(0.17)	$(0.07)
From net realized gain on investments	—		—	—	(0.09)		(0.49)	(0.05)
Total distributions declared to shareholders	$—		$(0.12)	$(0.16)	$(0.23)		$(0.66)	$(0.12)
Net asset value, end of period	$10.16		$11.24	$9.43	$6.87		$11.32	$12.24
Total return (%) (r)(s)(x)	(9.61	)(n)	20.58	39.67	(37.14)		(2.36)	11.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.81	(a)	0.84	0.95	1.18		1.51	3.06
Expenses after expense reductions (f)(h)	0.50	(a)	0.53	0.60	0.60		0.68	0.75
Net investment income (loss) (l)	(0.05	)(a)	0.63	1.05	0.57		0.16	0.03
Portfolio turnover	8		14	8	33		11	11
Net assets at end of period (000 omitted)	$39,215		$38,606	$27,881	$14,024		$11,566	$3,702

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class R3
Net asset value, beginning of period	$11.31		$9.49	$6.90	$11.36	$12.27	$11.11

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.08	$0.11	$0.06	$0.05	$0.05
Net realized and unrealized gain (loss) on investments	(1.08)		1.88	2.65	(4.28)	(0.28)	1.25
Total from investment operations	$(1.07)		$1.96	$2.76	$(4.22)	$(0.23)	$1.30

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.17)	$(0.15)	$(0.19)	$(0.09)
From net realized gain on investments	—		—	—	(0.09)	(0.49)	(0.05)
Total distributions declared to shareholders	$—		$(0.14)	$(0.17)	$(0.24)	$(0.68)	$(0.14)
Net asset value, end of period	$10.24		$11.31	$9.49	$6.90	$11.36	$12.27
Total return (%) (r)(s)(x)	(9.46	)(n)	20.78	40.13	(37.01)	(2.13)	11.74

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	(a)	0.59	0.72	0.91	1.28	2.78
Expenses after expense reductions (f)(h)	0.25	(a)	0.28	0.35	0.35	0.45	0.50
Net investment income (l)	0.20	(a)	0.86	1.27	0.72	0.40	0.39
Portfolio turnover	8		14	8	33	11	11
Net assets at end of period (000 omitted)	$7,526		$7,752	$5,283	$3,507	$5,358	$2,371

	Six months ended 10/31/11 (unaudited)		Years ended 4/30
			2011	2010	2009	2008	2007
Class R4
Net asset value, beginning of period	$11.36		$9.53	$6.93	$11.41	$12.31	$11.12

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.11	$0.13	$0.04	$0.10	$0.07
Net realized and unrealized gain (loss) on investments	(1.08)		1.88	2.66	(4.26)	(0.29)	1.26
Total from investment operations	$(1.06)		$1.99	$2.79	$(4.22)	$(0.19)	$1.33

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.19)	$(0.17)	$(0.22)	$(0.09)
From net realized gain on investments	—		—	—	(0.09)	(0.49)	(0.05)
Total distributions declared to shareholders	$—		$(0.16)	$(0.19)	$(0.26)	$(0.71)	$(0.14)
Net asset value, end of period	$10.30		$11.36	$9.53	$6.93	$11.41	$12.31
Total return (%) (r)(s)(x)	(9.33	)(n)	21.05	40.38	(36.82)	(1.79)	12.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.35	0.46	0.58	1.06	2.78
Expenses after expense reductions (f)(h)	0.00	(a)	0.03	0.10	0.10	0.15	0.20
Net investment income (l)	0.42	(a)	1.11	1.51	0.35	0.87	0.60
Portfolio turnover	8		14	8	33	11	11
Net assets at end of period (000 omitted)	$681		$499	$234	$131	$1,455	$63

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/11 (unaudited)		Period ended 4/30/11 (c)

Class A
Net asset value, beginning of period	$12.08		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.11
Net realized and unrealized gain (loss) on investments	(1.13)		2.10
Total from investment operations	$(1.12)		$2.21

Less distributions declared to shareholders
From net investment income	$—		$(0.13)
Net asset value, end of period	$10.96		$12.08
Total return (%) (r)(s)(t)(x)	(9.27	)(n)	22.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.69	(a)	4.60	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	(a)
Net investment income (l)	0.20	(a)	1.60	(a)
Portfolio turnover	53		4
Net assets at end of period (000 omitted)	$479		$1,836

	Six months ended 10/31/11 (unaudited)		Period ended 4/30/11 (c)

Class B
Net asset value, beginning of period	$12.06		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.03
Net realized and unrealized gain (loss) on investments	(1.13)		2.13
Total from investment operations	$(1.16)		$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period	$10.90		$12.06
Total return (%) (r)(s)(t)(x)	(9.62	)(n)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	6.64	(a)	6.81	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (loss)	(0.56	)(a)	0.46	(a)
Portfolio turnover (l)	53		4
Net assets at end of period (000 omitted)	$165		$172
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/11 (unaudited)		Period ended 4/30/11 (c)

Class C
Net asset value, beginning of period	$12.06		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.04
Net realized and unrealized gain (loss) on investments	(1.14)		2.12
Total from investment operations	$(1.17)		$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period	$10.89		$12.06
Total return (%) (r)(s)(t)(x)	(9.70	)(n)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	6.74	(a)	6.87	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (loss) (l)	(0.56	)(a)	0.52	(a)
Portfolio turnover	53		4
Net assets at end of period (000 omitted)	$190		$167

	Six months ended 10/31/11 (unaudited)		Period ended 4/30/11 (c)

Class I
Net asset value, beginning of period	$12.10		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.11
Net realized and unrealized gain (loss) on investments	(1.13)		2.12
Total from investment operations	$(1.11)		$2.23

Less distributions declared to shareholders
From net investment income	$—		$(0.13)
Net asset value, end of period	$10.99		$12.10
Total return (%) (r)(s)(x)	(9.17	)(n)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	5.70	(a)	5.79	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (l)	0.44	(a)	1.55	(a)
Portfolio turnover	53		4
Net assets at end of period (000 omitted)	$268		$155

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/11 (unaudited)		Period ended 4/30/11 (c)

Class R1
Net asset value, beginning of period	$12.06		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.04
Net realized and unrealized gain (loss) on investments	(1.13)		2.12
Total from investment operations	$(1.16)		$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period	$10.90		$12.06
Total return (%) (r)(s)(x)	(9.62	)(n)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	6.68	(a)	7.00	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (loss) (l)	(0.55	)(a)	0.58	(a)
Portfolio turnover	53		4
Net assets at end of period (000 omitted)	$133		$122

	Six months ended 10/31/11 (unaudited)		Period ended 4/30/11 (c)

Class R2
Net asset value, beginning of period	$12.08		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)	$0.07
Net realized and unrealized gain (loss) on investments	(1.14)		2.13
Total from investment operations	$(1.14)		$2.20

Less distributions declared to shareholders
From net investment income	$—		$(0.12)
Net asset value, end of period	$10.94		$12.08
Total return (%) (r)(s)(x)	(9.44	)(n)	22.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	6.30	(a)	6.50	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	(a)
Net investment income (loss) (l)	(0.04	)(a)	1.08	(a)
Portfolio turnover	53		4
Net assets at end of period (000 omitted)	$1,116		$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/11 (unaudited)		Period ended 4/30/11 (c)

Class R3
Net asset value, beginning of period	$12.09		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.09
Net realized and unrealized gain (loss) on investments	(1.13)		2.12
Total from investment operations	$(1.12)		$2.21

Less distributions declared to shareholders
From net investment income	$—		$(0.12)
Net asset value, end of period	$10.97		$12.09
Total return (%) (r)(s)(x)	(9.26	)(n)	22.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	5.89	(a)	6.17	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	(a)
Net investment income (l)	0.19	(a)	1.28	(a)
Portfolio turnover	53		4
Net assets at end of period (000 omitted)	$142		$144

	Six months ended 10/31/11 (unaudited)		Period ended 4/30/11 (c)

Class R4
Net asset value, beginning of period	$12.10		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.11
Net realized and unrealized gain (loss) on investments	(1.13)		2.12
Total from investment operations	$(1.11)		$2.23

Less distributions declared to shareholders
From net investment income	$—		$(0.13)
Net asset value, end of period	$10.99		$12.10
Total return (%) (r)(s)(x)	(9.17	)(n)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	5.65	(a)	6.00	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (l)	0.44	(a)	1.58	(a)
Portfolio turnover	53		4
Net assets at end of period (000 omitted)	$122		$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund (the funds) are each a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which each fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted

Notes to Financial Statements (unaudited) – continued

settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, each fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2011 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Retirement Income Fund
Investments at Value
Mutual Funds	$124,135,515	$—	$—	$124,135,515

MFS Lifetime 2010 Fund
Investments at Value
Mutual Funds	$61,810,923	$—	$—	$61,810,923

MFS Lifetime 2020 Fund
Investments at Value
Mutual Funds	$139,237,373	$—	$—	$139,237,373

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
MFS Lifetime 2030 Fund
Investments at Value
Mutual Funds	$104,910,579	$—	$—	$104,910,579

MFS Lifetime 2040 Fund
Investments at Value
Mutual Funds	$72,207,409	$—	$—	$72,207,409

MFS Lifetime 2050 Fund
Investments at Value
Mutual Funds	$2,571,836	$—	$—	$2,571,836

For further information regarding security characteristics, see the Portfolios of Investments.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of dividends by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by each fund or in unrealized gain/loss if the security is still held by each fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended October 31, 2011, is shown as a reduction of total expenses on the Statement of Operations. In the case of MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, and the MFS Lifetime 2030 Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/11	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Ordinary income (including any short-term capital gains)	$1,950,527	$1,287,003	$2,275,051	$1,185,021	$715,994	$25,000

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/11	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Cost of investments	$116,278,903	$56,262,704	$128,839,225	$97,565,089	$66,015,028	$2,452,551
Gross appreciation	$8,105,951	$5,682,166	$10,583,683	$7,578,568	$6,365,309	$133,202
Gross depreciation	(249,339)	(133,947)	(185,535)	(233,078)	(172,928)	(13,917)
Net unrealized appreciation (depreciation)	$7,856,612	$5,548,219	$10,398,148	$7,345,490	$6,192,381	$119,285

As of 4/30/11
Undistributed ordinary income	126,162	369,842	491,830	57,747	—	689
Undistributed long-term capital gains	—	—	—	—	—	4,653
Capital loss carryforwards	(1,238,072)	(1,954,451)	(8,099,833)	(7,109,364)	(3,959,044)	—
Other temporary differences	(159,525)	—	—	—	—	—
Net unrealized appreciation (depreciation)	10,171,844	7,350,345	18,168,060	17,165,603	13,636,716	369,649

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2011, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund
4/30/18	$(1,238,072)	$(1,954,451)	$(7,759,868)	$(6,808,045)	$(3,839,062)
4/30/19	—	—	(339,965)	(301,319)	(119,982)
Total	$(1,238,072)	$(1,954,451)	$(8,099,833)	$(7,109,364)	$(3,959,044)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the Lifetime Retirement Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the Lifetime Retirement Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Lifetime Retirement Income Fund		MFS Lifetime 2010 Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2030 Fund
	Six months ended 10/31/11	Year ended 4/30/11	Six months ended 10/31/11	Year ended 4/30/11	Six months ended 10/31/11	Year ended 4/30/11	Six months ended 10/31/11	Year ended 4/30/11
Class A	$463,713	$789,990	$—	$325,717	$—	$501,308	$—	$192,630
Class B	45,124	84,736	—	43,284	—	68,394	—	30,117
Class C	276,145	449,438	—	128,052	—	123,035	—	41,979
Class I	73,685	117,386	—	15,176	—	27,758	—	36,750
Class R1	23,361	60,583	—	90,942	—	117,344	—	48,608
Class R2	125,332	305,426	—	553,057	—	1,072,891	—	578,435
Class R3	69,150	139,232	—	121,948	—	352,651	—	245,656
Class R4	3,055	3,736	—	8,827	—	11,670	—	10,846
Total	$1,079,565	$1,950,527	$—	$1,287,003	$—	$2,275,051	$—	$1,185,021

Notes to Financial Statements (unaudited) – continued

From net investment income

	MFS Lifetime 2040 Fund		MFS Lifetime 2050 Fund
	Six months ended 10/31/11	Year ended 4/30/11	Six months ended 10/31/11	Year ended 4/30/11 (c)
Class A	$—	$112,906	$—	$16,770
Class B	—	12,753	—	1,009
Class C	—	22,491	—	1,009
Class I	—	38,175	—	1,466
Class R1	—	30,444	—	1,009
Class R2	—	408,065	—	1,167
Class R3	—	83,944	—	1,246
Class R4	—	7,216	—	1,324
Total	$—	$715,994	$—	$25,000

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles. This agreement will continue until at least August 31, 2012 after which MFS may increase such expense limitation to 0.10% of each fund’s average daily net assets annually for each class of shares without a vote of the funds’ Board of Trustees. Any increase above 0.10% would require a vote of the funds’ Board of Trustees. For the six months ended October 31, 2011, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
$120,981	$108,314	$125,275	$118,444	$111,089	$79,835

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2011, as its portion of the initial sales charge on sales of Class A shares of each fund:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
$56,196	$4,090	$13,420	$9,951	$6,959	$356

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$51,486
MFS Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	16,522
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	34,455
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	19,133
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	12,466
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	1,476

Notes to Financial Statements (unaudited) – continued

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$29,884
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	13,459
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	26,968
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	18,368
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	10,938
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	814

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$182,865
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	30,351
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	47,595
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	27,417
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	18,984
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	839

	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$15,464
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	21,887
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	43,352
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	31,177
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	25,349
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	612

	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.25%	0.25%	0.50%	0.50%	$31,164
MFS Lifetime 2010 Fund	0.25%	0.25%	0.50%	0.50%	69,345
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	163,726
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	131,068
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	98,415
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	2,506

	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$7,655
MFS Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	7,408
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	22,642
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	21,702
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	9,378
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	172

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Total Distribution and Service Fees	$318,518	$158,972	$338,738	$248,865	$175,530	$6,419

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of

Notes to Financial Statements (unaudited) – continued

purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2011, were as follows:

CDSC Imposed	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Class A	$—	$—	$—	$36	$—	$—
Class B	9,727	5,081	2,034	5319	610	—
Class C	7,732	194	123	1372	131	—

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds (other than the MFS Absolute Return Fund, MFS Commodity Strategy Fund, MFS Global Bond Fund, MFS Global Real Estate Fund, and MFS New Discovery Value Fund) in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2011, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended October 31, 2011 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
0.0158%	0.0287%	0.0129%	0.0169%	0.0247%	0.5788%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2011, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in miscellaneous expense on the Statement of Operations:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
$391	$217	$489	$373	$256	$11

MFS has agreed to reimburse each fund for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
$ 238	$135	$306	$235	$161	$7

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated to the following:

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Purchases	$35,466,810	$14,861,925	$20,260,998	$18,978,349	$13,449,163	$1,779,028
Sales	$12,845,420	$10,019,730	$11,229,329	$7,262,054	$5,392,817	$1,634,651

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Retirement Income Fund				MFS Lifetime 2010 Fund
	Six months ended 10/31/11		Year ended 4/30/11		Six months ended 10/31/11		Year ended 4/30/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,459,679	$16,196,095	2,187,604	$23,619,430	232,401	$2,762,916	538,240	$6,210,873
Class B	201,425	2,227,510	292,004	3,144,665	42,408	502,082	125,716	1,444,836
Class C	1,382,025	15,293,963	1,775,988	19,285,642	83,810	977,814	237,799	2,683,219
Class I	210,934	2,337,942	606,934	6,523,638	13,648	162,769	13,116	153,060
Class R1	29,621	329,538	646,887	6,967,460	90,083	1,052,199	121,920	1,392,367
Class R2	208,542	2,323,957	498,548	5,389,913	742,696	8,815,830	874,450	10,086,946
Class R3	145,938	1,618,092	261,446	2,806,509	59,424	712,126	270,645	3,154,004
Class R4	18,414	206,775	2,244	24,764	74,872	905,336	24,312	269,748
	3,656,578	$40,533,872	6,271,655	$67,762,021	1,339,342	$15,891,072	2,206,198	$25,395,053
Shares issued to shareholders in reinvestment of distributions
Class A	34,070	$378,708	55,683	$605,147	—	$—	26,356	$303,880
Class B	3,639	40,456	6,722	73,092	—	—	3,357	38,507
Class C	21,623	240,308	34,599	376,420	—	—	8,146	92,543
Class I	2,789	31,006	2,759	30,125	—	—	1,304	15,095
Class R1	2,093	23,322	5,535	60,504	—	—	7,998	90,942
Class R2	10,887	121,212	27,134	294,185	—	—	46,674	534,421
Class R3	6,214	69,101	12,829	139,029	—	—	10,567	121,948
Class R4	260	2,888	334	3,618	—	—	764	8,827
	81,575	$907,001	145,595	$1,582,120	—	$—	105,166	$1,206,163
Shares reacquired
Class A	(448,593)	$(4,965,008)	(1,036,827)	$(11,152,140)	(153,829)	$(1,844,332)	(351,554)	$(4,108,508)
Class B	(63,898)	(707,014)	(112,709)	(1,198,427)	(53,028)	(626,272)	(85,175)	(973,866)
Class C	(373,145)	(4,153,755)	(425,617)	(4,593,409)	(100,873)	(1,187,373)	(103,966)	(1,196,554)
Class I	(230,148)	(2,518,365)	(187,324)	(2,060,155)	(17,765)	(215,560)	(8,684)	(103,875)
Class R1	(78,512)	(879,630)	(439,100)	(4,763,007)	(49,944)	(583,407)	(88,957)	(1,014,131)
Class R2	(254,625)	(2,845,277)	(399,650)	(4,374,145)	(432,181)	(5,101,996)	(907,575)	(10,454,985)
Class R3	(108,207)	(1,199,891)	(146,106)	(1,584,522)	(96,535)	(1,153,437)	(251,401)	(2,900,868)
Class R4	(4,455)	(49,606)	(1,652)	(18,339)	(11,119)	(133,548)	(19,020)	(216,942)
	(1,561,583)	$(17,318,546)	(2,748,985)	$(29,744,144)	(915,274)	$(10,845,925)	(1,816,332)	$(20,969,729)
Net change
Class A	1,045,156	$11,609,795	1,206,460	$13,072,437	78,572	$918,584	213,042	$2,406,245
Class B	141,166	1,560,952	186,017	2,019,330	(10,620)	(124,190)	43,898	509,477
Class C	1,030,503	11,380,516	1,384,970	15,068,653	(17,063)	(209,559)	141,979	1,579,208
Class I	(16,425)	(149,417)	422,369	4,493,608	(4,117)	(52,791)	5,736	64,280
Class R1	(46,798)	(526,770)	213,322	2,264,957	40,139	468,792	40,961	469,178
Class R2	(35,196)	(400,108)	126,032	1,309,953	310,515	3,713,834	13,549	166,382
Class R3	43,945	487,302	128,169	1,361,016	(37,111)	(441,311)	29,811	375,084
Class R4	14,219	160,057	926	10,043	63,753	771,788	6,056	61,633
	2,176,570	$24,122,327	3,668,265	$39,599,997	424,068	$5,045,147	495,032	$5,631,487

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2020 Fund				MFS Lifetime 2030 Fund
	Six months ended 10/31/11		Year ended 4/30/11		Six months ended 10/31/11		Year ended 4/30/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	405,376	$4,467,821	733,304	$7,814,563	267,668	$2,780,654	535,419	$5,430,900
Class B	31,530	347,708	171,289	1,816,470	45,310	478,441	107,427	1,089,117
Class C	150,714	1,638,954	386,320	4,056,135	108,489	1,123,691	301,713	3,024,785
Class I	14,111	158,156	62,310	681,335	30,600	337,525	89,847	945,920
Class R1	122,782	1,349,513	201,556	2,103,755	110,009	1,130,762	162,274	1,608,500
Class R2	1,345,293	15,038,523	1,793,663	19,037,135	1,453,678	15,613,047	1,534,683	15,313,530
Class R3	217,756	2,409,339	489,088	5,287,131	232,643	2,477,644	436,518	4,391,873
Class R4	100,158	1,152,957	98,792	987,275	30,091	333,482	56,858	533,941
	2,387,720	$26,562,971	3,936,322	$41,783,799	2,278,488	$24,275,246	3,224,739	$32,338,566
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	44,848	$487,494	—	$—	17,465	$183,210
Class B	—	—	5,869	63,440	—	—	2,767	28,807
Class C	—	—	7,924	85,021	—	—	2,699	28,013
Class I	—	—	2,456	26,793	—	—	3,493	36,750
Class R1	—	—	10,875	117,344	—	—	4,665	48,608
Class R2	—	—	98,649	1,066,400	—	—	55,329	575,970
Class R3	—	—	32,443	352,651	—	—	23,463	245,656
Class R4	—	—	1,071	11,670	—	—	1,032	10,846
	—	$—	204,135	$2,210,813	—	$—	110,913	$1,157,860
Shares reacquired
Class A	(258,810)	$(2,841,349)	(328,605)	$(3,485,082)	(123,603)	$(1,297,463)	(192,936)	$(1,946,220)
Class B	(41,227)	(452,238)	(118,807)	(1,232,423)	(44,882)	(462,772)	(59,581)	(593,819)
Class C	(69,960)	(766,872)	(131,588)	(1,391,835)	(57,119)	(582,127)	(67,444)	(669,827)
Class I	(12,730)	(147,385)	(19,978)	(208,056)	(268)	(2,633)	(32,101)	(310,971)
Class R1	(142,313)	(1,584,140)	(286,994)	(2,977,269)	(61,631)	(654,921)	(253,045)	(2,544,489)
Class R2	(797,756)	(8,782,737)	(1,350,081)	(14,529,731)	(715,894)	(7,420,890)	(1,126,050)	(11,425,858)
Class R3	(213,301)	(2,420,537)	(394,435)	(4,245,261)	(147,840)	(1,573,904)	(262,792)	(2,648,257)
Class R4	(13,681)	(151,589)	(95,316)	(995,993)	(21,168)	(224,511)	(25,152)	(247,904)
	(1,549,778)	$(17,146,847)	(2,725,804)	$(29,065,650)	(1,172,405)	$(12,219,221)	(2,019,101)	$(20,387,345)
Net change
Class A	146,566	$1,626,472	449,547	$4,816,975	144,065	$1,483,191	359,948	$3,667,890
Class B	(9,697)	(104,530)	58,351	647,487	428	15,669	50,613	524,105
Class C	80,754	872,082	262,656	2,749,321	51,370	541,564	236,968	2,382,971
Class I	1,381	10,771	44,788	500,072	30,332	334,892	61,239	671,699
Class R1	(19,531)	(234,627)	(74,563)	(756,170)	48,378	475,841	(86,106)	(887,381)
Class R2	547,537	6,255,786	542,231	5,573,804	737,784	8,192,157	463,962	4,463,642
Class R3	4,455	(11,198)	127,096	1,394,521	84,803	903,740	197,189	1,989,272
Class R4	86,477	1,001,368	4,547	2,952	8,923	108,971	32,738	296,883
	837,942	$9,416,124	1,414,653	$14,928,962	1,106,083	$12,056,025	1,316,551	$13,109,081

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2040 Fund				MFS Lifetime 2050 Fund
	Six months ended 10/31/11		Year ended 4/30/11		Six months ended 10/31/11		Year ended 4/30/11 (c)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	165,171	$1,707,824	334,918	$3,348,387	14,468	$162,701	155,270	$1,652,241
Class B	30,500	320,128	71,271	728,116	888	9,346	14,149	147,885
Class C	150,071	1,525,210	163,822	1,618,718	3,791	41,640	13,739	143,891
Class I	36,460	379,174	59,233	596,372	11,583	127,888	14,277	148,142
Class R1	109,547	1,143,110	152,194	1,495,538	2,094	22,964	10,001	100,015
Class R2	1,078,084	11,344,920	1,507,856	14,834,336	121,729	1,390,440	10,019	100,222
Class R3	133,126	1,401,644	259,122	2,592,803	1,113	12,183	11,760	120,245
Class R4	30,923	340,700	37,529	345,045	971	11,550	10,000	100,000
	1,733,882	$18,162,710	2,585,945	$25,559,315	156,637	$1,778,712	239,215	$2,512,641

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	10,569	$109,711	—	$—	1,514	$16,770
Class B	—	—	1,166	12,069	—	—	91	1,009
Class C	—	—	1,271	13,042	—	—	91	1,009
Class I	—	—	3,660	38,175	—	—	132	1,466
Class R1	—	—	2,959	30,444	—	—	91	1,009
Class R2	—	—	38,633	398,688	—	—	105	1,167
Class R3	—	—	8,087	83,944	—	—	112	1,246
Class R4	—	—	692	7,216	—	—	120	1,324
	—	$—	67,037	$693,289	—	$—	2,256	$25,000

Shares reacquired
Class A	(65,557)	$(684,681)	(161,329)	$(1,616,920)	(122,776)	$(1,244,772)	(4,803)	$(55,443)
Class B	(13,166)	(133,743)	(45,542)	(446,292)	—	—	—	—
Class C	(34,930)	(349,241)	(70,166)	(687,759)	(171)	(2,020)	—	—
Class I	(16,150)	(168,705)	(21,111)	(217,528)	(33)	(397)	(1,611)	(18,160)
Class R1	(78,878)	(800,061)	(89,979)	(869,959)	(20)	(204)	—	—
Class R2	(655,041)	(6,790,690)	(1,066,677)	(10,801,646)	(29,863)	(316,633)	—	—
Class R3	(83,636)	(864,548)	(138,539)	(1,351,928)	(1)	(11)	—	—
Class R4	(8,676)	(90,384)	(18,938)	(192,840)	—	—	—	—
	(956,034)	$(9,882,053)	(1,612,281)	$(16,184,872)	(152,864)	$(1,564,037)	(6,414)	$(73,603)

Net change
Class A	99,614	$1,023,143	184,158	$1,841,178	(108,308)	$(1,082,071)	151,981	$1,613,568
Class B	17,334	186,385	26,895	293,893	888	9,346	14,240	148,894
Class C	115,141	1,175,969	94,927	944,001	3,620	39,620	13,830	144,900
Class I	20,310	210,469	41,782	417,019	11,550	127,491	12,798	131,448
Class R1	30,669	343,049	65,174	656,023	2,074	22,760	10,092	101,024
Class R2	423,043	4,554,230	479,812	4,431,378	91,866	1,073,807	10,124	101,389
Class R3	49,490	537,096	128,670	1,324,819	1,112	12,172	11,872	121,491
Class R4	22,247	250,316	19,283	159,421	971	11,550	10,120	101,324
	777,848	$8,280,657	1,040,701	$10,067,732	3,773	$214,675	235,057	$2,464,038

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to participating funds, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2011, each fund’s commitment fee and interest expense were equal to the following and are included in miscellaneous expense on the Statement of Operations.

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Commitment Fee	$415	$227	$536	$407	$282	$13
Interest Expense	—	—	—	—	—	—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	MFS Lifetime Retirement Income Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	255,405	(4,093)	251,312
MFS Commodity Strategy Fund	70,131	37,397	(6,022)	101,506
MFS Core Growth Fund	103,713	163,367	(267,080)	—
MFS Diversified Target Return Fund	220,826	10,454	(231,280)	—
MFS Emerging Markets Debt Fund	69,556	18,226	(3,241)	84,541
MFS Global Bond Fund	469,051	120,201	(26,888)	562,364
MFS Global Real Estate Fund	67,793	34,587	(6,571)	95,809
MFS Government Securities Fund	998,922	235,026	(56,196)	1,177,752
MFS Growth Fund	—	116,231	(4,118)	112,113
MFS High Income Fund	856,940	281,675	(33,247)	1,105,368
MFS Inflation-Adjusted Bond Fund	956,634	207,359	(64,539)	1,099,454
MFS Institutional Money Market Portfolio	6,884	5,451,580	(5,458,456)	8
MFS International Growth Fund	35,756	18,011	(3,436)	50,331
MFS International Value Fund	36,566	14,222	(2,831)	47,957
MFS Limited Maturity Fund	3,290,946	884,552	(120,467)	4,055,031
MFS Mid Cap Growth Fund	298,212	141,549	(30,948)	408,813
MFS Mid Cap Value Fund	207,531	99,615	(19,642)	287,504
MFS New Discovery Fund	71,714	22,938	(40,866)	53,786
MFS New Discovery Value Fund	—	152,106	(10,059)	142,047
MFS Research Bond Fund	2,116,542	528,073	(98,208)	2,546,407
MFS Research Fund	297,449	60,086	(160,665)	196,870
MFS Research International Fund	176,853	92,738	(18,262)	251,329
MFS Value Fund	81,745	151,421	(11,559)	221,607

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime Retirement Income Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(417)	$—	$18,445	2,467,888
MFS Commodity Strategy Fund	(3,449)	—	—	1,244,460
MFS Core Growth Fund	211	—	—	—
MFS Diversified Target Return Fund	124,998	—	—	—
MFS Emerging Markets Debt Fund	(699)	—	30,218	1,242,756
MFS Global Bond Fund	4,363	—	87,165	6,152,257
MFS Global Real Estate Fund	(6,965)	12,430	5,127	1,262,767
MFS Government Securities Fund	(3,286)	—	177,127	12,378,172
MFS Growth Fund	(10,221)	—	—	4,958,768
MFS High Income Fund	(2,045)	—	120,755	3,736,142
MFS Inflation-Adjusted Bond Fund	10,952	—	166,613	12,401,836
MFS Institutional Money Market Portfolio	—	—	31	8
MFS International Growth Fund	(6,355)	—	—	1,253,233
MFS International Value Fund	(1,352)	—	—	1,229,614
MFS Limited Maturity Fund	(9,869)	—	342,927	24,735,692
MFS Mid Cap Growth Fund	(16,868)	—	—	3,744,723
MFS Mid Cap Value Fund	(19,025)	—	—	3,763,421
MFS New Discovery Fund	206,313	—	—	1,283,877
MFS New Discovery Value Fund	(9,581)	—	—	1,278,423
MFS Research Bond Fund	555	—	480,696	27,272,022
MFS Research Fund	438,119	—	—	5,010,333
MFS Research International Fund	(18,478)	—	—	3,719,667
MFS Value Fund	(17,246)	—	37,937	4,999,456
	$659,655	$12,430	$1,467,041	$124,135,515

	MFS Lifetime 2010 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	130,720	(6,798)	123,922
MFS Commodity Strategy Fund	39,374	16,973	(5,564)	50,783
MFS Core Growth Fund	58,228	81,854	(140,082)	—
MFS Diversified Target Return Fund	123,978	11,210	(135,188)	—
MFS Emerging Markets Debt Fund	39,051	6,989	(3,605)	42,435
MFS Global Bond Fund	263,339	41,641	(27,589)	277,391
MFS Global Real Estate Fund	38,062	14,415	(4,601)	47,876
MFS Government Securities Fund	560,825	85,508	(66,193)	580,140
MFS Growth Fund	—	59,967	(3,487)	56,480
MFS High Income Fund	481,112	113,589	(37,952)	556,749
MFS Inflation-Adjusted Bond Fund	537,084	77,701	(68,530)	546,255
MFS Institutional Money Market Portfolio	57,679	8,967,314	(8,929,955)	95,038
MFS International Growth Fund	20,075	7,709	(2,597)	25,187
MFS International Value Fund	20,529	5,677	(2,208)	23,998
MFS Limited Maturity Fund	1,847,638	307,732	(152,070)	2,003,300
MFS Mid Cap Growth Fund	167,425	59,306	(21,150)	205,581
MFS Mid Cap Value Fund	116,514	41,687	(14,048)	144,153
MFS New Discovery Fund	40,262	11,072	(24,691)	26,643
MFS New Discovery Value Fund	—	78,031	(7,514)	70,517
MFS Research Bond Fund	1,188,291	189,146	(112,251)	1,265,186
MFS Research Fund	166,997	29,813	(97,986)	98,824
MFS Research International Fund	99,290	40,530	(13,682)	126,138
MFS Value Fund	45,895	75,420	(9,940)	111,375

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2010 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,070)	$—	$9,935	1,216,912
MFS Commodity Strategy Fund	(1,672)	—	—	622,599
MFS Core Growth Fund	1,800	—	—	—
MFS Diversified Target Return Fund	190,533	—	—	—
MFS Emerging Markets Debt Fund	268	—	16,636	623,793
MFS Global Bond Fund	6,155	—	48,033	3,034,658
MFS Global Real Estate Fund	(4,239)	7,315	3,018	631,000
MFS Government Securities Fund	9,173	—	97,776	6,097,274
MFS Growth Fund	(5,613)	—	—	2,498,105
MFS High Income Fund	(4,431)	—	66,382	1,881,812
MFS Inflation-Adjusted Bond Fund	25,451	—	91,687	6,161,752
MFS Institutional Money Market Portfolio	—	—	38	95,038
MFS International Growth Fund	(4,990)	—	—	627,156
MFS International Value Fund	(1,737)	—	—	615,310
MFS Limited Maturity Fund	(26,248)	—	189,031	12,220,128
MFS Mid Cap Growth Fund	(10,281)	—	—	1,883,122
MFS Mid Cap Value Fund	(12,867)	—	—	1,886,959
MFS New Discovery Fund	300,671	—	—	635,974
MFS New Discovery Value Fund	(5,485)	—	—	634,653
MFS Research Bond Fund	2,827	—	264,919	13,550,146
MFS Research Fund	341,353	—	—	2,515,069
MFS Research International Fund	(16,498)	—	—	1,866,844
MFS Value Fund	(14,535)	—	20,497	2,512,619
	$768,565	$7,315	$807,952	$61,810,923

	MFS Lifetime 2020 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	172,083	(5,231)	166,852
MFS Commodity Strategy Fund	257,667	57,373	(22,653)	292,387
MFS Core Growth Fund	539,861	37,663	(577,524)	—
MFS Diversified Target Return Fund	162,658	9,425	(172,083)	—
MFS Emerging Markets Debt Fund	277,481	24,594	(18,336)	283,739
MFS Global Bond Fund	626,630	61,727	(70,455)	617,902
MFS Global Real Estate Fund	170,962	28,571	(6,357)	193,176
MFS Government Securities Fund	1,322,688	135,874	(166,097)	1,292,465
MFS Growth Fund	—	245,828	(5,685)	240,143
MFS High Income Fund	1,897,679	239,672	(68,627)	2,068,724
MFS Inflation-Adjusted Bond Fund	705,073	93,825	(63,548)	735,350
MFS Institutional Money Market Portfolio	11	9,822,359	(9,710,924)	111,446
MFS International Growth Fund	138,244	25,273	(4,873)	158,644
MFS International New Discovery Fund	49,524	5,089	(2,283)	52,330
MFS International Value Fund	142,322	11,627	(4,565)	149,384
MFS Limited Maturity Fund	243,584	225,049	(2,821)	465,812
MFS Mid Cap Growth Fund	881,337	127,497	(28,347)	980,487
MFS Mid Cap Value Fund	616,490	93,186	(19,324)	690,352
MFS New Discovery Fund	138,802	21,006	(75,385)	84,423
MFS New Discovery Value Fund	—	230,329	(6,651)	223,678
MFS Research Bond Fund	1,602,971	195,975	(129,535)	1,669,411
MFS Research Fund	387,276	44,476	(9,854)	421,898
MFS Research International Fund	456,384	89,143	(17,095)	528,432
MFS Value Fund	426,076	59,261	(10,063)	475,274

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2020 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,198)	$—	$13,027	1,638,487
MFS Commodity Strategy Fund	1,651	—	—	3,584,662
MFS Core Growth Fund	(4,984)	—	—	—
MFS Diversified Target Return Fund	140,331	—	—	—
MFS Emerging Markets Debt Fund	(5,368)	—	112,860	4,170,969
MFS Global Bond Fund	20,718	—	108,861	6,759,851
MFS Global Real Estate Fund	(4,918)	31,228	12,883	2,546,060
MFS Government Securities Fund	14,220	—	221,447	13,583,807
MFS Growth Fund	(24,236)	—	—	10,621,505
MFS High Income Fund	(24,743)	—	248,400	6,992,287
MFS Inflation-Adjusted Bond Fund	28,277	—	120,332	8,294,745
MFS Institutional Money Market Portfolio	—	—	44	111,446
MFS International Growth Fund	(7,187)	—	—	3,950,247
MFS International New Discovery Fund	(3,869)	—	—	1,105,739
MFS International Value Fund	860	—	—	3,830,214
MFS Limited Maturity Fund	(388)	—	33,399	2,841,451
MFS Mid Cap Growth Fund	(11,286)	—	—	8,981,257
MFS Mid Cap Value Fund	(19,047)	—	—	9,036,709
MFS New Discovery Fund	920,419	—	—	2,015,170
MFS New Discovery Value Fund	(7,869)	—	—	2,013,106
MFS Research Bond Fund	4,091	—	348,131	17,879,393
MFS Research Fund	(10,723)	—	—	10,737,291
MFS Research International Fund	(36,000)	—	—	7,820,793
MFS Value Fund	(28,579)	—	97,448	10,722,184
	$940,172	$31,228	$1,316,832	$139,237,373

	MFS Lifetime 2030 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	—	68,196	(5,283)	62,913
MFS Commodity Strategy Fund	311,908	100,898	(38,206)	374,600
MFS Core Growth Fund	595,224	63,171	(658,395)	—
MFS Diversified Target Return Fund	61,489	5,227	(66,716)	—
MFS Emerging Markets Debt Fund	116,673	23,565	(11,312)	128,926
MFS Emerging Markets Equity Fund	39,717	9,914	(1,587)	48,044
MFS Global Bond Fund	210,128	44,947	(29,343)	225,732
MFS Global Real Estate Fund	264,073	46,807	(6,972)	303,908
MFS Growth Fund	—	275,294	(5,097)	270,197
MFS High Income Fund	798,036	195,712	(51,485)	942,263
MFS Inflation-Adjusted Bond Fund	373,011	65,046	(68,981)	369,076
MFS Institutional Money Market Portfolio	11	11,732,119	(11,663,681)	68,449
MFS International Growth Fund	211,049	39,182	(5,682)	244,549
MFS International New Discovery Fund	120,707	19,254	(2,182)	137,779
MFS International Value Fund	215,941	28,843	(12,199)	232,585
MFS Mid Cap Growth Fund	941,246	156,214	(17,597)	1,079,863
MFS Mid Cap Value Fund	655,220	109,927	(9,184)	755,963
MFS New Discovery Fund	159,797	26,752	(88,448)	98,101
MFS New Discovery Value Fund	—	266,036	(6,325)	259,711
MFS Research Bond Fund	267,656	44,927	(41,433)	271,150
MFS Research Fund	298,414	38,035	(5,298)	331,151
MFS Research International Fund	440,147	92,467	(10,742)	521,872
MFS Value Fund	469,185	72,858	(10,317)	531,726

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2030 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,189)	$—	$4,985	617,808
MFS Commodity Strategy Fund	(1,077)	—	—	4,592,600
MFS Core Growth Fund	(2,807)	—	—	—
MFS Diversified Target Return Fund	32,130	—	—	—
MFS Emerging Markets Debt Fund	(5,091)	—	49,955	1,895,210
MFS Emerging Markets Equity Fund	(4,465)	—	—	1,481,205
MFS Global Bond Fund	8,653	—	38,541	2,469,504
MFS Global Real Estate Fund	(6,766)	49,748	20,523	4,005,504
MFS Growth Fund	(23,483)	—	—	11,950,821
MFS High Income Fund	(11,864)	—	110,396	3,184,850
MFS Inflation-Adjusted Bond Fund	35,662	—	62,925	4,163,178
MFS Institutional Money Market Portfolio	—	—	58	68,449
MFS International Growth Fund	(11,605)	—	—	6,089,280
MFS International New Discovery Fund	(1,664)	—	—	2,911,277
MFS International Value Fund	(20,947)	—	—	5,963,475
MFS Mid Cap Growth Fund	(13,545)	—	—	9,891,542
MFS Mid Cap Value Fund	(13,046)	—	—	9,895,549
MFS New Discovery Fund	593,111	—	—	2,341,673
MFS New Discovery Value Fund	(8,268)	—	—	2,337,396
MFS Research Bond Fund	2,755	—	58,296	2,904,018
MFS Research Fund	(8,103)	—	—	8,427,799
MFS Research International Fund	(28,728)	—	—	7,723,706
MFS Value Fund	(48,826)	—	110,978	11,995,735
	$460,837	$49,748	$456,657	$104,910,579

	MFS Lifetime 2040 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	245,083	79,347	(27,745)	296,685
MFS Core Growth Fund	435,474	48,779	(484,253)	—
MFS Emerging Markets Equity Fund	38,377	10,036	(1,142)	47,271
MFS Global Real Estate Fund	237,168	45,601	(6,916)	275,853
MFS Growth Fund	—	202,529	(6,392)	196,137
MFS Inflation-Adjusted Bond Fund	166,865	32,500	(37,123)	162,242
MFS Institutional Money Market Portfolio	4,270	7,929,421	(7,933,689)	2
MFS International Growth Fund	175,169	31,750	(4,680)	202,239
MFS International New Discovery Fund	116,811	20,549	(2,010)	135,350
MFS International Value Fund	179,246	23,355	(8,106)	194,495
MFS Mid Cap Growth Fund	695,055	130,086	(35,120)	790,021
MFS Mid Cap Value Fund	484,106	85,970	(18,082)	551,994
MFS New Discovery Fund	125,489	21,478	(70,488)	76,479
MFS New Discovery Value Fund	—	212,119	(10,262)	201,857
MFS Research Bond Fund	167,807	34,118	(31,260)	170,665
MFS Research Fund	208,173	27,685	(8,506)	227,352
MFS Research International Fund	330,096	64,725	(9,402)	385,419
MFS Value Fund	343,261	55,190	(14,293)	384,158

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2040 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(6,456)	$—	$ —	3,637,360
MFS Core Growth Fund	(2,957)	—	—	—
MFS Emerging Markets Equity Fund	(3,496)	—	—	1,457,374
MFS Global Real Estate Fund	(5,640)	43,693	18,026	3,635,746
MFS Growth Fund	(22,401)	—	—	8,675,119
MFS Inflation-Adjusted Bond Fund	19,138	—	27,599	1,830,087
MFS Institutional Money Market Portfolio	—	—	49	2
MFS International Growth Fund	(8,852)	—	—	5,035,754
MFS International New Discovery Fund	(1,152)	—	—	2,859,947
MFS International Value Fund	(15,461)	—	—	4,986,843
MFS Mid Cap Growth Fund	(16,597)	—	—	7,236,595
MFS Mid Cap Value Fund	(15,643)	—	—	7,225,602
MFS New Discovery Fund	440,071	—	—	1,825,545
MFS New Discovery Value Fund	(11,343)	—	—	1,816,714
MFS Research Bond Fund	2,305	—	36,092	1,827,818
MFS Research Fund	(11,466)	—	—	5,786,104
MFS Research International Fund	(35,089)	—	—	5,704,198
MFS Value Fund	(59,061)	—	79,923	8,666,601
	$245,900	$43,693	$161,689	$72,207,409

	MFS Lifetime 2050 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	9,922	8,770	(8,229)	10,463
MFS Core Growth Fund	17,462	8,023	(25,485)	—
MFS Emerging Markets Equity Fund	1,543	1,100	(979)	1,664
MFS Global Real Estate Fund	9,497	5,775	(5,539)	9,733
MFS Growth Fund	—	7,384	(424)	6,960
MFS Inflation-Adjusted Bond Fund	6,708	5,023	(6,045)	5,686
MFS Institutional Money Market Portfolio	12,511	1,411,936	(1,418,070)	6,377
MFS International Growth Fund	7,029	4,473	(4,290)	7,212
MFS International New Discovery Fund	4,681	3,084	(2,908)	4,857
MFS International Value Fund	7,206	4,590	(4,792)	7,004
MFS Mid Cap Growth Fund	27,863	17,165	(17,021)	28,007
MFS Mid Cap Value Fund	19,408	11,330	(11,139)	19,599
MFS New Discovery Fund	5,041	2,561	(4,915)	2,687
MFS New Discovery Value Fund		11,123	(3,997)	7,126
MFS Research Bond Fund	6,747	5,135	(5,894)	5,988
MFS Research Fund	8,345	4,622	(4,903)	8,064
MFS Research International Fund	13,239	8,936	(8,308)	13,867
MFS Value Fund	13,753	8,364	(8,471)	13,646

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2050 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(2,950)	$—	$—	128,272
MFS Core Growth Fund	(21,777)	—	—	—
MFS Emerging Markets Equity Fund	(4,335)	—	—	51,309
MFS Global Real Estate Fund	(14,187)	2,209	911	128,284
MFS Growth Fund	29	—	—	307,852
MFS Inflation-Adjusted Bond Fund	2,830	—	1,135	64,136
MFS Institutional Money Market Portfolio	—	—	6	6,377
MFS International Growth Fund	(14,802)	—	—	179,587
MFS International New Discovery Fund	(7,415)	—	—	102,617
MFS International Value Fund	(8,850)	—	—	179,592
MFS Mid Cap Growth Fund	(26,231)	—	—	256,544
MFS Mid Cap Value Fund	(25,803)	—	—	256,544
MFS New Discovery Fund	67	—	—	64,136
MFS New Discovery Value Fund	(7,560)	—	—	64,136
MFS Research Bond Fund	511	—	1,498	64,136
MFS Research Fund	(17,378)	—	—	205,235
MFS Research International Fund	(15,604)	—	—	205,235
MFS Value Fund	(29,084)	—	3,386	307,844
	$(192,539)	$2,209	$6,936	$2,571,836

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Lifetime Funds

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their investment advisory arrangements at their meetings throughout the year, including a review of the performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements for the Funds were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and for the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Lifetime Retirement Income Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst

Board Review of Investment Advisory Agreement – continued

performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe.

MFS Lifetime 2010 Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe.

MFS Lifetime 2020 Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2010 relative to the Lipper performance universe.

MFS Lifetime 2030 Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2010 relative to the Lipper performance universe.

MFS Lifetime 2040 Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2010 relative to the Lipper performance universe.

General

Because of the passage of time, these performance results are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval.

Board Review of Investment Advisory Agreement – continued

In assessing the reasonableness of the Funds’ expenses the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Funds’ total expense ratios were expected to be relatively low because, as noted above, the Funds do not bear advisory expenses. The Trustees also considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the MFS Lifetime Retirement Income Fund’s total expense ratio was approximately at the Lipper expense group median; (ii) the MFS Lifetime 2010 Fund’s total expense ratio was lower than the Lipper expense group median; (iii) the MFS Lifetime 2020 Fund’s total expense ratio was approximately at the Lipper expense group median; (iv) the MFS Lifetime 2030 Fund’s total expense ratio was approximately at the Lipper expense group median; and (v) the MFS Lifetime 2040 Fund’s total expense ratio was approximately at the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for Fund shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and other similar services, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Funds’ investment advisory agreements with MFS should be approved for an additional one-year period, commencing August 1, 2011.

The Trustees noted that the investment advisory agreement for MFS Lifetime 2050 Fund is dated September 14, 2010 and the Fund commenced operations on September 15, 2010. The Fund’s investment advisory agreement will be reviewed and considered in 2012, prior to the expiration of its initial two-year period.

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

Board Review of Investment Advisory Agreement – continued

MFS Lifetime 2050 Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In July 2010, the Board met to consider the initial approval of the Agreement (“the initial review meeting”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meeting, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”) and (ii) descriptions of various functions to be performed by MFS for the Fund, such as compliance monitoring and portfolio trading practices. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2010 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (ii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, and (iii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not begun investment operations at the time of the initial review meeting, the Fund had no investment performance for the Trustees to review.

The Trustees considered that MFS will not charge any advisory fees for providing investment advisory services to the Fund, but that the Fund will pay a pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”). The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc, noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees considered that, according to the Lipper data, the Fund’s effective advisory fee rate was above the Lipper expense group median and the Fund’s total expense ratio was below the Lipper expense group median.

Because the Fund will not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for Fund shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund has no operating history with MFS as its adviser. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreement – continued

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the agreement.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: December 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: December 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2011

*	Print name and title of each signing officer under his or her signature.